UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 - February 28, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

February 28, 2015 (UNAUDITED)

GUGGENHEIM FUNDS
SEMIANNUAL REPORT

EEB	GUGGENHEIM BRIC ETF
DEF	GUGGENHEIM DEFENSIVE EQUITY ETF
NFO	GUGGENHEIM INSIDER SENTIMENT ETF
CZA	GUGGENHEIM MID-CAP CORE ETF
CVY	GUGGENHEIM MULTI-ASSET INCOME ETF
RYJ	GUGGENHEIM RAYMOND JAMES SB-1 EQUITY ETF
CSD	GUGGENHEIM SPIN-OFF ETF
WMCR	WILSHIRE MICRO-CAP ETF
WREI	WILSHIRE US REIT ETF

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•     Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•     Investor guides and fund fact sheets.

•     Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Performance Report and Fund Profile	17

About Shareholders’ Fund Expenses	27

Schedule of Investments	29

Statement of Assets and Liabilities	57

Statement of Operations	60

Statements of Changes in Net Assets	63

Financial Highlights	68

Notes to Financial Statements	77

Supplemental Information	85

Trust Information	91

About the Trust Adviser	Back Cover

February 28, 2015

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange-traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the semiannual fiscal period ended February 28, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
President, Chief Executive Officer and Trustee
Claymore Exchange-Traded Fund Trust
March 31, 2015

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW	February 28, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six months ended February 28, 2015, although winter weather is likely to distort first-quarter economic data. Job gains have continued to be strong, as the U.S. added 260,000 jobs per month on average in 2014. Employment levels have entered an expansion phase, which typically coincides with an acceleration in economic activity. Lower energy prices are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

Nonetheless, a harsh winter in much of the U.S. has weighed on home sales, and news of port strikes and weak economic reports began to spook investors as the first quarter of 2015 progressed. A similar economic soft patch in early 2014 proved temporary, however, and the economy quickly regained momentum upon the arrival of the spring thaw. This year, an improving labor market, subdued mortgage rates, and tight housing inventory all continue to point to fairly stable appreciation in the housing market which is key to the ongoing recovery.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and the continued depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term. Lower oil prices and oversupply reflect weak global demand, particularly in Europe and Asia. With the OPEC oil cartel unlikely to cut production, and the U.S. rig count not being cut enough to curb production, oil prices are likely to range between $40 and $50 a barrel for the next year and may take several years to recover back to a $70 range.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, stocks could face a more challenging environment in the near term, and the perception of weakness in the economy could be the catalyst for interest rates to fall. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank appears ready to raise its key rate, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the U.S. Federal Reserve (Fed) may not hike until much later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. Wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended February 28, 2015, the Standard & Poor’s 500® (“S&P 500”) Index returned 6.12%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned -1.26%. The return of the MSCI Emerging Markets Index was -8.30%.

In the bond market, the Barclays U.S. Aggregate Bond Index posted a 2.25% return for the period, while the Barclays U.S. Corporate High Yield Index returned -0.08%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2015

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Dow Jones U.S. Select Dividend Index is a selection of stocks that is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage, and lease investment-grade commercial real estate. Specifically, a company is classified as an Equity REIT if 75% or more of its gross invested book assets are invested in real property.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of midsized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE	February 28, 2015

EEB Guggenheim BRIC ETF

Fund Overview
The Guggenheim BRIC ETF, NYSE Arca ticker: EEB (the “Fund”), effective October 31, 2013, began seeking investment results that correspond generally to the performance, before fees and expenses, of the BNY Mellon BRIC Select DR Index (the “Index”). Prior to this change, the Fund sought investment results that corresponded generally to the performance, before fees and expenses, of the BNY Mellon BRIC Select ADR Index. The BRIC Select DR Index is a modified version of the former BRIC Select ADR Index. Modifications were made to provide broader exposure to certain countries that have traditionally been underweighted, specifically Russia and India, while also helping to alleviate an overweight to Brazil.

The Index is a rules-based index (i.e., an index constructed using specified criteria) comprised of American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and China H-shares of Chinese equities where appropriate, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on the U.S. exchanges. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of -17.28%, which included a decrease in market price over the period to $30.21 as of February 28, 2015, from $37.84 as of August 31, 2014. On an NAV basis, the Fund generated a total return of -17.85%, which included a decrease in NAV over the period to $30.12 as of February 28, 2015, from $37.98 as of August 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the underlying Index returned -17.71% and the MSCI Emerging Markets Index returned -8.30%.

The Fund made an annual income distribution of $1.033 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the technology sector contributed most to the Fund’s return, followed by the consumer, cyclical sector. The energy sector detracted most from return, followed by the communications sector.

Positions that contributed most to return included China Life Insurance Co. Ltd., which provides life, accident, and health insurance, as well as reinsurance and fund investment; China Mobile Ltd., an investment holding company which through subsidiaries provides mobile telecommunications and related services; and Infosys Ltd., ADR, a provider of IT consulting and software services (3.6%, 8.5%, and 4.0%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from return included preferred stock of Petroleo Brasileiro SA, ADR, a Brazilian oil and gas service company; common stock of Petroleo Brasileiro SA, ADR; and Gazprom OAO, ADR, an operator of gas pipeline systems and an explorer and transporter of gas in Russia and the European Union (1.6%, 1.1%, and 3.4%, respectively, of the Fund’s long-term investments at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

DEF Guggenheim Defensive Equity ETF

Fund Overview
The Guggenheim Defensive Equity ETF, NYSE Arca ticker: DEF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”).

As of February 28, 2015, the Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 1.87%, which included a decrease in market price over the period to $38.71 as of February 28, 2015, from $38.97 as of August 31, 2014. On an NAV basis, the Fund generated a total return of 1.90%, which included a decrease in NAV over the period to $38.70 as of February 28, 2015, from $38.95 as of August 31, 2014. At the end of the period, the Fund’s shares at market price were trading at a premium to the NAV. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 2.07% and the S&P 500 Index returned 6.12% for the same period.

The Fund made an annual income distribution of $0.9630 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 29, 2015, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the financial sector. The energy sector detracted most from return, followed by the communications sector.

Positions that contributed most to the Fund’s return included Altria Group, Inc., a holding company which produces and markets tobacco products; Staples, Inc., a retailer of office supplies that announced during the period that it intended to buy rival Office Depot; and Kohl’s Corp., an owner and operator of family-oriented department stores (1.1%, 1.0%, and 1.2%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Mobile Telesystems OJSC ADR, a telecommunications group servicing subscribers primarily in Russia, Ukraine, and neighboring countries (1.2% of the Fund’s long-term investments at period end); Ensco PLC, which provides drilling services to the oil industry (not held in the portfolio at period end); and CNOOC Ltd., ADR, a Chinese producer of oil and natural gas (not held in the portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

NFO Guggenheim Insider Sentiment ETF

Fund Overview
The Guggenheim Insider Sentiment ETF, NYSE Arca ticker: NFO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

As of February 28, 2015, the Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stocks, ADRs, and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 2.67%, which included an increase in market price over the period to $49.94 as of February 28, 2015, from $49.22 as of August 31, 2014. On an NAV basis, the Fund generated a total return of 2.53%, which included an increase in NAV over the period to $49.90 as of February 28, 2015, from $49.25 as of August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 2.81% and the S&P 500 Index returned 6.12% for the same period.

The Fund made an annual income distribution of $0.5840 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the consumer, cyclical sector contributed most to the Fund’s return, followed by the consumer, noncyclical sector. Energy detracted most from return, followed by the industrial sector.

Positions that contributed most to the Fund’s return included Entravision Communications Corp., a diversified Spanish-language media company; Michael’s Companies, Inc., an arts and crafts specialty retailer; and Lannett Company, Inc., which develops, manufactures, markets, and distributes generic versions of pharmaceutical products properties (1.0%, 1.2%, and 1.3%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Hercules Offshore, Inc., which offers offshore contract drilling and liftboat services (not held in the portfolio at period end); Swift Energy Co., which develops, explores for, and operates oil and natural gas properties (not held in the portfolio at period end); and RCS Capital Corp., an investment firm that focuses on individual retail investors (1.2% of the Fund’s long-term investments at period end).

8 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

CZA Guggenheim Mid-Cap Core ETF

Fund Overview
The Guggenheim Mid-Cap Core ETF, NYSE Arca ticker: CZA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”), American depositary receipts (“ADRs”), and business development companies (“BDCs”). Currently, the mid-capitalization universe ranges from approximately $2 billion in market capitalization to $16 billion in market capitalization, as defined by Zacks Investment Research, Inc. (“Zacks”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 2.76%, which included an increase in market price over the period to $51.04 as of February 28, 2015, from $50.04 as of August 31, 2014. On an NAV basis, the Fund generated a total return of 2.78%, which included an increase in NAV over the period to $50.98 as of February 28, 2015, from $49.97 as of August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 3.22%, the Russell Midcap Index returned 6.39%, the S&P MidCap 400 Index returned 5.51%, and the S&P 500 Index returned 6.12% for the same period.

The Fund made an annual income distribution of $0.3680 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the industrial sector. The energy sector detracted most from the Fund’s return, followed by the basic materials sector.

Positions that contributed most to the Fund’s return included Fidelity National Information Services, Inc., a payment services provider (2.4% of the Fund’s long-term investments at period end); CareFusion Corp., a global medical technology company that was acquired by Becton, Dickinson and Co. during the period (not held in the portfolio at period end); and Blackstone Group LP, a global alternative asset manager and provider of financial advisory services (2.5% of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Westlake Chemical Corp., a maker and marketer of basic chemicals, vinyls, polymers, and fabricated products (1.1% of the Fund’s long-term investments at period end); ONEOK Partners LP, which, through a subsidiary limited partnership, owns a general partner interest in an interstate pipeline systems for transporting natural gas (not held in the portfolio at period end); and Flowserve Corp., a maker, distributor, and servicer of industrial flow-management equipment (not held in the portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF

Fund Overview
The Guggenheim Multi-Asset Income ETF, NYSE Arca ticker: CVY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small- and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds, Canadian royalty trusts, and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes, and other characteristics. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of -9.33%, which included a decrease in market price over the period to $22.82 on February 28, 2015, from $26.05 on August 31, 2014. On an NAV basis, the Fund generated a total return of -9.33%, which included a decrease in NAV over the period to $22.84 on February 28, 2015, from $26.06 on August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned -9.09%, the S&P 500 Index returned 6.12%, and the Dow Jones U.S. Select Dividend Index returned 5.51% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following distributions per share were paid during the six-month period ended February 28, 2015:

Payable Date	Amount
September 30, 2014	$0.3160
December 31, 2014	$0.4870
Total	$0.8030

Performance Attribution
For the six-month period ended February 28, 2015, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the technology sector. The energy sector detracted most from return, followed by the financial sector.

Positions that contributed most to the Fund’s return included Target Corp., an operator of general merchandise discount stores (1.1% of the Fund’s long-term investments at period end); AbbVie, Inc., a researcher and developer of pharmaceutical products (not held in the portfolio at period end); and Coach, Inc., which makes and markets leather goods (1.2% of the Fund’s long-term investments at period end).

Positions that detracted most from the Fund’s return included Linn Energy LLC, an independent natural gas exploration and production company; Penn West Petroleum Ltd., an oil and natural gas explorer; and Enerplus Corp., an oil and gas exploration and production company (1.0%, 0.5%, and 0.8%, respectively, of the Fund’s long-term investments at period end).

10 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Overview
The Guggenheim Raymond James SB-1 Equity ETF, NYSE Arca ticker: RYJ (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc., an affiliate of Raymond James Research Services, LLC (the “Index Provider”), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates, Inc. As of February 28, 2015, the Index consisted of 160 securities with an average market capitalization of $18.5 billion. Under normal conditions, the Fund will invest at least 80% of its total assets in equity securities. The Fund will invest at least 80% of its total assets in securities that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 2.71%, which included an increase in market price over the period to $36.14 on February 28, 2015, from $35.28 on August 31, 2014. On an NAV basis, the Fund generated a total return of 2.65%, which included an increase in NAV over the period to $36.10 on February 28, 2015, from $35.26 on August 31, 2014. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 2.95% and the S&P MidCap 400 Index returned 5.51% for the same period.

The Fund made an annual income distribution of $0.0910 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the consumer, cyclical sector contributed most to the Fund’s return, followed by the consumer, non-cyclical sector. The energy sector detracted most from the Fund’s return, followed by the utilities sector.

Positions that contributed most to the Fund’s return included Palo Alto Networks, Inc., a provider of network security solutions; Red Robin Gourmet Burgers, Inc., which owns and operates a chain of specialty restaurants; and Skyworks Solutions, Inc., a wireless semiconductor company (0.7%, 0.7%, and 0.7%, respectively, of long-term investments at period end).

Positions that detracted most from the Fund’s return included three oil and natural gas exploration and production companies: Energy XXI Ltd., Oasis Petroleum, Inc., and EV Energy Partners LP (none held in the portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

CSD Guggenheim Spin-Off ETF

Fund Overview
The Guggenheim Spin-Off ETF, NYSE Arca ticker: CSD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

As of February 28, 2015, the Index is comprised of approximately 33 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts, (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Beacon Indexes LLC defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will invest at least 90% of its total assets in common stock, ADRs, and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 2.50%, which included an increase in market price over the period to $46.85 on February 28, 2015, from $46.46 on August 31, 2014. On an NAV basis, the Fund generated a total return of 2.40%, which included an increase in NAV over the period to $46.82 on February 28, 2015, from $46.47 on August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 2.33%, the S&P 500 Index returned 6.12%, and the Russell Midcap Index returned 6.39% for the same period.

The Fund made an annual income distribution of $0.7360 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the consumer, cyclical sector. The energy sector detracted most from return, followed by the communications sector.

Positions that contributed most to the Fund’s return included Mallinckrodt PLC, a maker and marketer of specialty pharmaceutical products and diagnostic imaging agents; Zoetis, Inc., which develops and makes animal health medicines and vaccines; and Murphy USA, Inc., a producer and distributor of petroleum products (5.3%, 4.5%, and 4.2%, respectively, of long-term investments at period end).

Positions that detracted most from the Fund’s return included WPX Energy, Inc., an independent natural gas and oil exploration and production company (not held in the portfolio at period end); Altisource Asset Management Corp., which provides asset management and corporate governance services (0.5% of the Fund’s long-term investments at period end); and Atlas Resource Partners LP, an oil and natural gas exploration and production master limited partnership (not held in the portfolio at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF

Fund Overview
The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Index”).

The Index is a rules-based index (i.e., an index based on specified criteria) comprised of, as of February 28, 2015, approximately 1,200 securities of micro-capitalization companies, including real estate investment trusts (“REITs”) and business development companies (“BDCs”), as defined by Wilshire Associates Incorporated. The Index is designed to represent microsized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000.

Under normal conditions, the Fund will invest at least 80% of its total assets in micro-capitalization companies. In addition, the Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes, and other characteristics. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 4.14%, which included an increase in market price over the period to $27.45 as of February 28, 2015, from $27.31 as of August 31, 2014. On an NAV basis, the Fund generated a total return of 3.71%, which included an increase in NAV over the period to $27.42 as of February 28, 2015, from $27.40 as of August 31, 2014. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 3.10%, the S&P 500 Index returned 6.12%, and the Russell 2000 Index returned 5.70% for the same period.

The Fund made an annual income distribution of $0.9730 per share on December 31, 2014, to shareholders of record on December 29, 2014.

Performance Attribution
For the six-month period ended February 28, 2015, the consumer, noncyclical sector contributed most to the Fund’s return, followed by the financial sector. The energy sector detracted most from return, followed by the industrial sector.

Positions that contributed most to the Fund’s return included Auspex Pharmaceuticals, Inc., a biopharmaceutical company that develops and distributes medicines for orphan diseases; ANI Pharmaceuticals, Inc., an integrated specialty pharmaceutical company; and OvaScience, Inc., a life sciences company focused on treatments for infertility (0.6%, 0.6%, and 0.4%, respectively, of long-term investments at period end).

Positions that detracted most from the Fund’s return included Emerald Oil, Inc., an independent oil exploration and production company; Repros Therapeutics, Inc., a clinical stage biopharmaceutical company that develops drugs for hormonal and reproductive systems disorders; and Gastar Exploration, Inc., an independent oil and gas exploration and production company (0.1%, 0.2%, and 0.2%, respectively, of long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 13

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2015

WREI Wilshire US REIT ETF

Fund Overview
The Wilshire US REIT ETF, NYSE Arca ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 28, 2015, approximately 113 securities, which may include securities of companies of all categories of market capitalizations (subject to certain minimum market capitalization requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Index is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Index is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2015.

On a market price basis, the Fund generated a total return of 11.34%, which included an increase in market price over the period to $46.64 on February 28, 2015, from $42.59 on August 31, 2014. On an NAV basis, the Fund generated a total return of 11.32%, which included an increase in NAV over the period to $46.73 on February 28, 2015, from $42.69 on August 31, 2014. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For comparison, the Index returned 11.47% and the FTSE NAREIT Equity REIT Index returned 9.74% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid over the six-month period ended February 28, 2015, were:

Date	Amount
September 30, 2014	$0.3210
December 31, 2014	$0.3980
($0.2490 in ordinary income,
$0.0130 in short-term capital gain, and
$0.1360 in long-term capital gain)
Total	$0.7190

Performance Attribution
More than 99% of the Fund’s holdings are categorized in the financial sector, which had a positive return for the six-month period ended February 28, 2015, contributing to the Fund’s return.

Positions that contributed most to the Fund’s performance included Simon Property Group, Inc., which invests in regional malls, community/lifestyle centers, and international properties in North America, Europe, and Asia; Equity Residential, a real estate investment trust which acquires, develops, and manages apartment complexes in the U.S.; and Health Care REIT, Inc., which invests in senior housing and health care real estate and provides property management and development services (9.4%, 4.4%, and 4.0%, respectively, of total long-term investments at period end).

Positions that detracted most from the Fund’s performance included Host Hotels & Resorts, Inc., a real estate trust which owns or holds controlling interests in upscale and luxury full-service hotel lodging properties; Cousins Properties, Inc., a real estate investment trust involved with retail and office properties in the Southern U.S.; and WP Glimcher, Inc., a real estate investment trust involved in shopping centers (2.5%, 0.4%, and 0.5%, respectively, of long-term investments at period end).

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2015

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to each individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk. A Fund’s investments in non-U.S. issuers, although limited to ADRs and GDRs (EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic, or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk. Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Micro-, Small, and Medium-Sized Company Risk. Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders, and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain Funds may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of their respective index, and therefore such Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, such Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. The Funds are not “actively” managed. Therefore, a Fund would not necessarily sell a security because the stock’s issuer was in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk. A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India, and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits, and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property and the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to, greater price volatility, substantially less liquidity, significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation, and greater political,

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 15

February 28, 2015

economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

Risk of Investing in Russia. Recently, economic sanctions have been imposed by the U.S. and other countries on certain Russian citizens and institutions, and further sanctions could be imposed or removed by the U.S. or other countries on Russia at any time. Among the potential impacts of such sanctions are a decline in the price or liquidity of Russian securities, a weakening of the Russian currency or other event that could negatively affect the Russian economy. In addition, any sanctions could prevent the Fund from completing transactions in Russian securities or cause Russia to take action in response to the sanctions, which could further damage the value of Russian securities or the economic ties between Russia and other countries. Please review the Fund’s Prospectus and Statement of Additional Information for other risks.

The Guggenheim Multi-Asset Income ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, and other investment companies.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds’ portfolios. Financial market conditions, as well as various social and political tensions in the U.S. and around the world, have contributed to increased market volatility and may have long-term effects on the U.S. and worldwide financial markets and cause further economic uncertainties or deterioration in the U.S. and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. In addition to the risks described above, there are certain other risks related to investing in the Funds. These risks are described further in each Fund’s Prospectus and Statement of Additional Information and at guggenheiminvestments.com.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	February 28, 2015

EEB Guggenheim BRIC ETF

Fund Statistics
Share Price	$30.21
Net Asset Value	$30.12
Premium to NAV	0.30%
Net Assets ($000)	$112,971

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(09/21/06)
Guggenheim BRIC ETF
NAV	-17.85%	-2.99%	-7.39%	-2.83%	4.95%
Market	-17.28%	-1.84%	-7.31%	-2.62%	5.00%
The BNY Mellon BRIC
Select ADR Index/
The BNY Mellon
BRIC Select DR
Index¹	-17.71%	-2.65%	-7.20%	-2.32%	5.73%
MSCI Emerging
Markets
Index	-8.30%	5.01%	-0.34%	3.64%	5.31%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.66%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.69%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Communications	26.2%
Energy	21.1%
Financial	13.2%
Consumer, Non-Cyclical	8.8%
Basic Materials	5.5%
Technology	6.5%
Other	5.2%
Total Common Stocks	86.5%
Preferred Stocks	13.1%
Investments of Collateral for Securities Loaned	5.2%
Total Investments	104.8%
Other Assets & Liabilities, net	-4.8%
Net Assets	100.0%

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)
China Mobile Ltd.	8.5%
Baidu, Inc. ADR	6.4%
Infosys Ltd. ADR	4.0%
Itau Unibanco Holding S.A. ADR	4.0%
Banco Bradesco S.A. ADR	3.8%
Ambev S.A. ADR	3.7%
China Life Insurance Company Ltd. – Class H	3.6%
Alibaba Group Holding Ltd. ADR	3.6%
Gazprom OAO ADR	3.4%
Lukoil OAO ADR	2.9%
Top Ten Total	43.9%

“Top Largest Holdings” exclude any temporary cash or derivative investments.

¹
Benchmark returns reflect the blended return of the BNY Mellon BRIC Select ADR Index from 9/21/06 – 10/30/2013 and the return of the BNY Mellon BRIC Select DR Index, net of foreign withholding taxes, from 10/31/13 – 2/28/15.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

DEF Guggenheim Defensive Equity ETF

Fund Statistics
Share Price	$38.71
Net Asset Value	$38.70
Premium to NAV	0.03%
Net Assets ($000)	$230,259

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(12/15/06)
Guggenheim Defensive Equity ETF
NAV	1.90%	15.38%	14.60%	15.34%	7.69%
Market	1.87%	15.40%	14.59%	15.34%	7.69%
S&P 500 Index	6.12%	15.51%	18.00%	16.18%	7.14%
Sabrient Defensive
Equity
Index	2.07%	15.96%	15.21%	16.03%	8.40%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.74%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.72%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Financial	28.2%
Communications	18.8%
Utilities	17.6%
Consumer, Non-cyclical	16.4%
Consumer, Cyclical	5.2%
Energy	4.1%
Industrial	3.2%
Other	6.2%
Total Long-Term Investments	99.7%
Other Instruments:
Investments of Collateral for Securities Loaned	11.3%
Rights	0.0%*
Total Other Instruments	11.3%
Total Investments	111.0%
Other Assets & Liabilities, net	-11.0%
Net Assets	100.0%
* Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Kohl’s Corp.	1.2%
Mobile Telesystems OJSC ADR	1.2%
Mizuho Financial Group, Inc. ADR	1.1%
BT Group plc ADR	1.1%
China Unicom Hong Kong Ltd. ADR	1.1%
Westpac Banking Corp.	1.1%
Pfizer, Inc.	1.1%
Syngenta AG ADR	1.1%
GlaxoSmithKline plc ADR	1.1%
CA, Inc.	1.1%
Top Ten Total	11.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

NFO Guggenheim Insider Sentiment ETF

Fund Statistics
Share Price	$49.94
Net Asset Value	$49.90
Premium to NAV	0.08%
Net Assets ($000)	$164,699

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(09/21/06)
Guggenheim Insider Sentiment ETF
NAV	2.53%	6.76%	14.73%	15.11%	9.96%
Market	2.67%	6.89%	14.77%	15.14%	9.97%
Sabrient Insider
Sentiment
Index	2.81%	7.43%	15.41%	15.80%	10.66%
S&P 500 Index	6.12%	15.51%	18.00%	16.18%	7.92%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index,the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.74%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Financial	19.1%
Consumer, Cyclical	19.1%
Consumer, Non-cyclical	16.2%
Industrial	11.1%
Technology	8.2%
Energy	8.0%
Basic Materials	7.3%
Communications	5.9%
Other	4.9%
Total Long-Term Investments	99.8%
Other Instruments:
Investments of Collateral for Securities Loaned	10.2%
Total Investments	110.0%
Other Assets & Liabilities, net	-10.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Callon Petroleum Co.	1.4%
Newmont Mining Corp.	1.3%
Lannett Company, Inc.	1.3%
Silicon Image, Inc.	1.2%
Pacira Pharmaceuticals, Inc.	1.2%
Michaels Companies, Inc.	1.2%
Tesoro Corp.	1.2%
IGATE Corp.	1.2%
Sealed Air Corp.	1.2%
Stamps.com, Inc.	1.2%
Top Ten Total	12.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

CZA Guggenheim Mid-Cap Core ETF

Fund Statistics
Share Price	$51.04
Net Asset Value	$50.98
Premium to NAV	0.12%
Net Assets ($000)	$152,928

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(04/02/07)
Guggenheim Mid-Cap Core ETF
NAV	2.78%	11.28%	17.59%	17.50%	10.12%
Market	2.76%	11.78%	17.51%	17.55%	10.13%
Russell Midcap
Index	6.39%	13.31%	18.95%	17.74%	8.53%
S&P 500 Index	6.12%	15.51%	18.00%	16.18%	7.39%
S&P MidCap
400 Index	5.51%	11.14%	17.25%	17.02%	9.14%
Zacks Mid-Cap
Core Index	3.22%	12.42%	18.95%	18.84%	11.38%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

The S&P MidCap 400® provides investors with a benchmark for midsized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of midsized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Financial	30.1%
Industrial	17.3%
Consumer, Non-cyclical	13.0%
Technology	12.1%
Utilities	7.1%
Consumer, Cyclical	5.2%
Energy	5.1%
Basic Materials	5.1%
Communications	4.6%
Total Investments	99.6%
Other Instruments:
Investments of Collateral for Securities Loaned	2.6%
Total Investments	102.2%
Other Assets & Liabilities, net	-2.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Blackstone Group, LP	2.5%
Fidelity National Information Services, Inc.	2.4%
Ingersoll-Rand plc	2.2%
Invesco Ltd.	2.1%
Symantec Corp.	2.1%
Roper Industries, Inc.	2.0%
Northern Trust Corp.	2.0%
DaVita HealthCare Partners, Inc.	2.0%
Check Point Software Technologies Ltd.	1.9%
Xerox Corp.	1.9%
Top Ten Total	21.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF

Fund Statistics
Share Price	$22.82
Net Asset Value	$22.84
Discount to NAV	-0.09%
Net Assets ($000)	$936,282

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(09/21/06)
Guggenheim Multi-Asset Income ETF
NAV	-9.33%	-3.29%	6.94%	10.64%	4.77%
Market	-9.33%	-3.41%	6.93%	10.59%	4.76%
Zacks Multi-Asset
Income
Index	-9.09%	-2.67%	7.83%	11.56%	5.67%
S&P 500
Index	6.12%	15.51%	18.00%	16.18%	7.92%
Dow Jones
U.S. Select
Dividend
Index	5.51%	14.48%	17.04%	16.97%	6.71%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Dow Jones U.S. Select Dividend Index represents the country’s leading stocks by dividend yield. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.89%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.71%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Common Stocks:
Financial	15.9%
Energy	15.1%
Consumer, Cyclical	9.3%
Technology	8.2%
Consumer, Non-cyclical	7.9%
Basic Materials	6.3%
Other	13.2%
Total Common Stocks	75.9%
Other Instruments:
Investments of Collateral for Securities Loaned	16.0%
Closed-End Funds	10.3%
Master Limited Partnership	8.5%
Preferred Stocks	3.6%
Convertible Preferred Stocks	0.7%
Total Other Instruments	39.1%
Total Investments	115.0%
Other Assets & Liabilities, net	-15.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Coach Inc.	1.2%
Altria Group Inc.	1.2%
Pfizer Inc.	1.2%
Cisco Systems Inc.	1.1%
Himax Technologies Inc.	1.1%
Target Corp	1.1%
PIMCO Dynamic Credit Income Fund	1.1%
Pimco Dynamic Income Fund	1.1%
International Paper Co.	1.1%
Ford Motor Co.	1.1%
Top Ten Total	11.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF continued

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Statistics
Share Price	$36.14
Net Asset Value	$36.10
Premium to NAV	0.11%
Net Assets ($000)	$271,555

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(05/19/06)
Guggenheim Raymond James SB-1 Equity ETF
NAV	2.65%	5.86%	16.51%	16.84%	8.87%
Market	2.71%	5.90%	16.47%	16.86%	8.45%
Raymond
James
SB-1 Equity
Index	2.95%	6.57%	17.29%	17.63%	9.87%
S&P MidCap
400 Index	5.51%	11.14%	17.25%	17.02%	9.67%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $19.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of midsized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Consumer, Cyclical	23.4%
Financial	18.9%
Technology	14.5%
Industrial	11.6%
Communications	11.0%
Energy	9.9%
Consumer, Non-cyclical	9.4%
Other	1.2%
Total Investments	99.9%
Other Instruments:
Investments of Collateral for Securities Loaned	5.1%
Total Investments	105.0%
Other Assets & Liabilities, net	-5.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Benefitfocus, Inc.	1.0%
Applied Optoelectronics, Inc.	0.8%
WCI Communities, Inc.	0.8%
PGT, Inc.	0.8%
BroadSoft, Inc.	0.7%
Applied Micro Circuits Corp.	0.7%
salesforce.com, Inc.	0.7%
Merit Medical Systems, Inc.	0.7%
Genesee & Wyoming, Inc. — Class A	0.7%
DigitalGlobe, Inc.	0.7%
Top Ten Total	7.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

CSD Guggenheim Spin-Off ETF

Fund Statistics
Share Price	$46.85
Net Asset Value	$46.82
Premium to NAV	0.06%
Net Assets ($000)	$517,411

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(12/15/06)
Guggenheim Spin-Off ETF
NAV	2.40%	4.34%	22.68%	20.24%	9.06%
Market	2.50%	4.34%	22.74%	20.27%	9.07%
Beacon
Spin-Off
Index	2.33%	4.59%	23.74%	21.14%	9.75%
Russell
Midcap
Index	6.39%	13.31%	18.95%	17.74%	8.61%
S&P 500
Index	6.12%	15.51%	18.00%	16.18%	7.14%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.72%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.71%. There is a contractual fee waiver currently in place for this Fund through December 31, 2017 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Consumer, Non-cyclical	30.3%
Financial	22.6%
Communications	13.5%
Industrial	8.6%
Technology	7.7%
Energy	7.1%
Consumer, Cyclical	4.1%
Other	5.8%
Total Investments	99.7%
Other Instruments:
Investments of Collateral for Securities Loaned	15.5%
Total Investments	115.2%
Other Assets & Liabilities, net	-15.2%
Net Assets	100%

Ten Largest Holdings
(% of Total Net Assets)
Mallinckrodt plc	5.3%
WhiteWave Foods Co. — Class A	5.1%
ADT Corp.	4.9%
News Corp. — Class A	4.7%
Kraft Foods Group, Inc.	4.6%
Brookfield Property Partners, LP	4.6%
Allegion plc	4.5%
Liberty Media Corp. — Class A	4.5%
Zoetis, Inc.	4.5%
Navient Corp.	4.4%
Top Ten Total	47.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF

Fund Statistics
Share Price	$27.45
Net Asset Value	$27.42
Premium to NAV	0.11%
Net Assets ($000)	$19,217

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(09/21/06)
Wilshire Micro-Cap ETF
NAV	3.71%	-1.02%	18.78%	14.75%	3.15%
Market	4.14%	-0.70%	18.86%	15.17%	3.17%
Sabrient
Stealth
Index/
Wilshire
Micro-Cap
Index	3.10%	-1.99%	18.60%	15.36%1	3.87%2
Wilshire
Micro-Cap
Index	3.10%	-1.99%	18.60%	15.22%	6.64%
Russell 2000
Index	5.70%	5.63%	16.58%	15.97%	7.79%
S&P 500
Index	6.12%	15.51%	18.00%	16.18%	7.92%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Standard and Poor’s 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Consumer, Non-cyclical	29.7%
Financial	28.3%
Consumer, Cyclical	11.8%
Industrial	10.5%
Technology	7.2%
Communications	7.1%
Energy	2.5%
Other	2.5%
Total Investments	99.6%
Other Instruments:
Investments of Collateral for Securities Loaned	16.4%
Right	0.0%*
Total Other Instruments	16.4%
Total Investments	116.0%
Other Assets & Liabilities, net	-16.0%
Net Assets	100.0%
*Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Libbey, Inc.	0.6%
ANI Pharmaceuticals, Inc.	0.6%
Chatham Lodging Trust	0.6%
Auspex Pharmaceuticals, Inc.	0.6%
Repligen Corp.	0.5%
Universal Insurance Holdings, Inc.	0.5%
Amicus Therapeutics, Inc.	0.5%
Callidus Software, Inc.	0.5%
Providence Service Corp.	0.5%
Biglari Holdings, Inc.	0.5%
Top Ten Total	5.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

1	The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/10 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/15.

2	The benchmark return reflects the blended return of the Sabrient Stealth Index from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/15.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 25

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2015

WREI Wilshire US REIT ETF

Fund Statistics
Share Price	$46.64
Net Asset Value	$46.73
Discount to NAV	-0.19%
Net Assets ($000)	$21,026

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2015
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/09/10)
Wilshire US REIT ETF
NAV	11.32%	23.80%	15.11%	16.49%
Market	11.34%	23.79%	14.97%	16.44%
Wilshire US REIT
IndexSM	11.47%	24.17%	15.52%	16.88%
FTSE NAREIT Equity
REIT Index	9.74%	21.88%	15.47%	16.54%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns. Returns for periods of less than one year are not annualized.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real estate.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Holdings Diversification
(Market Exposure as % of Net Assets)
Investments:
Financial	99.6%
Total Long Term- Investments	99.6%
Other Investments:
Investments of Collateral for Securities Loaned	0.5%
Total Investments	100.1%
Other Assets & Liabilities, net	-0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Simon Property Group, Inc.	9.4%
Public Storage	4.5%
Equity Residential	4.4%
Health Care REIT, Inc.	4.0%
Ventas, Inc.	3.9%
AvalonBay Communities, Inc.	3.5%
Prologis, Inc.	3.4%
Boston Properties, Inc.	3.3%
Vornado Realty Trust	3.3%
HCP, Inc.	3.1%
Top Ten Total	42.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	February 28, 2015

All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning August 31, 2014 and ending February 28, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	Account Value	Account Value	During
	Ratio1	Return	August 31, 2014	February 28, 2015	Period2
Table 1. Based on actual Fund return3
Guggenheim BRIC ETF	0.64%	(17.85)%	$1,000.00	$821.46	$2.89
Guggenheim Defensive Equity ETF	0.65%	1.90%	1,000.00	1,019.01	3.25
Guggenheim Insider Sentiment ETF	0.65%	2.53%	1,000.00	1,025.30	3.26
Guggenheim Mid-Cap Core ETF	0.65%	2.78%	1,000.00	1,027.81	3.27
Guggenheim Multi-Asset Income ETF	0.65%	(9.33)%	1,000.00	906.74	3.07
Guggenheim Raymond James SB-1 Equity ETF	0.75%	2.65%	1,000.00	1,026.50	3.77
Guggenheim Spin-Off ETF	0.65%	2.40%	1,000.00	1,024.05	3.26
Wilshire Micro-Cap ETF	0.50%	3.71%	1,000.00	1,037.13	2.53
Wilshire US REIT ETF	0.32%	11.32%	1,000.00	1,113.16	1.68

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 27

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	February 28, 2015

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	Account Value	Account Value	During
	Ratio1	Return	August 31, 2014	February 28, 2015	Period2
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BRIC ETF	0.64%	5.00%	$1,000.00	$1,021.62	$3.21
Guggenheim Defensive Equity ETF	0.65%	5.00%	1,000.00	1,021.57	3.26
Guggenheim Insider Sentiment ETF	0.65%	5.00%	1,000.00	1,021.57	3.26
Guggenheim Mid-Cap Core ETF	0.65%	5.00%	1,000.00	1,021.57	3.26
Guggenheim Multi-Asset Income ETF	0.65%	5.00%	1,000.00	1,021.57	3.26
Guggenheim Raymond James SB-1 Equity ETF	0.75%	5.00%	1,000.00	1,021.08	3.76
Guggenheim Spin-Off ETF	0.65%	5.00%	1,000.00	1,021.57	3.26
Wilshire Micro-Cap ETF	0.50%	5.00%	1,000.00	1,022.32	2.51
Wilshire US REIT ETF	0.32%	5.00%	1,000.00	1,023.21	1.61

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.

2
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period August 31, 2014 to February 28, 2015.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

EEB Guggenheim BRIC ETF

	Shares	Value
COMMON STOCKS† - 86.5%
Communications - 26.2%
China Mobile Ltd.	709,450	$9,641,739
Baidu, Inc. ADR*	35,220	7,176,075
Alibaba Group Holding Ltd. ADR*	47,669	4,057,586
China Telecom Corporation Ltd. — Class H	1,789,480	1,158,307
JD.com, Inc. ADR*	38,419	1,063,054
China Unicom Hong Kong Ltd.	586,000	986,811
Vipshop Holdings Ltd. ADR*	39,656	969,589
Ctrip.com International Ltd. ADR*	16,688	757,135
Mobile Telesystems OJSC ADR	65,267	646,143
Qihoo 360 Technology Company Ltd. ADR*,1	10,377	474,540
Tim Participacoes S.A. ADR1	20,596	434,164
Youku Tudou, Inc. ADR*,1	17,048	279,417
Mail.ru Group Ltd. GDR*	12,128	230,311
MegaFon OAO GDR	11,988	211,109
Bitauto Holdings Ltd. ADR*	3,121	198,027
YY, Inc. ADR*,1	3,696	194,742
SouFun Holdings Ltd. ADR1	25,899	177,149
Sistema JSFC GDR	22,391	158,976
Rostelecom OJSC ADR	16,630	146,677
VimpelCom Ltd. ADR	24,913	136,523
21Vianet Group, Inc. ADR*,1	6,000	103,800
51job, Inc. ADR*	2,591	91,980
Autohome, Inc. ADR*	2,155	82,299
58.com, Inc. ADR*	1,904	79,359
E-Commerce China Dangdang, Inc. — Class A ADR*,1	7,104	65,570
Phoenix New Media Ltd. ADR*	4,254	31,224
Weibo Corp ADR*,1	2,179	29,068
Total Communications		29,581,374

Energy - 21.1%
Gazprom OAO ADR	762,970	3,807,219
Lukoil OAO ADR	66,885	3,237,234
PetroChina Company Ltd. — Class H	2,723,414	3,160,452
Reliance Industries Ltd. GDR2	108,804	3,035,632
CNOOC Ltd.	2,070,060	2,973,453
China Petroleum & Chemical Corp. — Class H	3,288,574	2,756,221
Petroleo Brasileiro S.A. ADR1	191,890	1,272,231
Tatneft OAO ADR	31,365	992,075
NovaTek OAO GDR	10,175	853,174
Surgutneftegas OAO ADR	124,351	690,770
Rosneft OAO GDR	136,629	590,237
Yanzhou Coal Mining Company Ltd. — Class H	248,000	204,656
Trina Solar Ltd. ADR*,1	11,283	118,133
Gazprom Neft OAO ADR	4,891	68,816
JinkoSolar Holding Company Ltd. ADR*,1	2,581	56,498
JA Solar Holdings Company Ltd. ADR*,1	4,767	40,472
Total Energy		23,857,274

Financial - 13.2%
China Life Insurance Company Ltd. — Class H	957,933	4,106,953
HDFC Bank Ltd. ADR	50,850	3,153,209
ICICI Bank Ltd. ADR	181,351	2,112,739
Sberbank of Russia ADR	347,863	1,768,188
Axis Bank Ltd. GDR	37,063	1,706,751
State Bank of India GDR	19,246	943,054
VTB Bank OJSC GDR	325,810	716,782
PIK Group GDR	51,878	158,228
Banco Santander Brasil S.A. ADR	21,587	107,503
Noah Holdings Ltd. ADR	2,653	61,178
LSR Group GDR	23,243	49,740
Gafisa S.A. ADR1	26,300	37,872
TCS Group Holding plc GDR	11,442	32,038
Total Financial		14,954,235

Consumer, Non-cyclical - 8.8%
Ambev S.A. ADR	645,131	4,161,095
BRF S.A. ADR	85,480	1,940,396
Magnit PJSC GDR	37,178	1,772,276
Dr Reddy’s Laboratories Ltd. ADR	10,661	561,621
WuXi PharmaTech Cayman, Inc. ADR*	9,221	368,379
New Oriental Education & Technology Group ADR*	16,946	324,685
Mindray Medical International Ltd. ADR1	11,439	323,266
X5 Retail Group N.V. GDR*	12,599	161,267
TAL Education Group ADR*	5,042	154,890
QIWI plc ADR,1	4,003	94,311
China Distance Education Holdings Ltd. ADR	2,527	42,403
Ikang Healthcare Group, Inc.*	1,480	25,145
Tarena International, Inc.*	1,989	22,675
O’Key Group S.A. GDR	5,894	20,629
Total Consumer, Non-cyclical		9,973,038

Basic Materials - 5.5%
Vale S.A. ADR1	190,785	1,415,625
Ultrapar Participacoes S.A. ADR	55,948	1,168,194
MMC Norilsk Nickel OJSC ADR	63,242	1,143,415
Sesa Sterlite Ltd. ADR	38,220	543,870
Fibria Celulose S.A. ADR*,1	29,819	386,454
Uralkali OJSC GDR	24,981	350,234
Severstal OAO GDR	22,682	255,626
Aluminum Corporation of China Ltd. — Class H*	516,000	250,167
Cia Siderurgica Nacional S.A. ADR1	125,542	223,465
Sinopec Shanghai Petrochemical Company Ltd. — Class H	452,000	154,446

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

EEB Guggenheim BRIC ETF continued

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Basic Materials - 5.5% (continued)
Novolipetsk Steel OJSC GDR	10,818	$143,771
PhosAgro OAO GDR	10,520	118,876
Magnitogorsk Iron & Steel Works OJSC GDR	14,401	44,283
Total Basic Materials		6,198,426

Technology - 6.5%
Infosys Ltd. ADR	124,277	4,562,210
Wipro Ltd. ADR	75,699	1,043,132
NetEase, Inc. ADR	10,362	1,036,614
Semiconductor Manufacturing International Corp.*	3,788,000	332,133
WNS Holdings Ltd. ADR*	6,622	162,040
Perfect World Company Ltd. ADR1	3,771	70,631
Shanda Games Ltd. ADR*,1	12,067	67,575
Changyou.com Ltd. ADR*,1	1,494	41,847
NQ Mobile, Inc. ADR*,1	6,574	26,756
Total Technology		7,342,938

Consumer, Cyclical - 2.3%
Tata Motors Ltd. ADR	24,238	1,192,995
Mahindra & Mahindra Ltd. GDR	40,245	839,108
China Eastern Airlines Corporation Ltd. — Class H*	238,000	113,546
China Southern Airlines Company Ltd. — Class H	224,000	111,777
Homeinns Hotel Group ADR*	3,913	104,516
Lenta Ltd. GDR*	12,200	88,938
China Lodging Group Ltd. ADR*	3,605	76,426
Qunar Cayman Islands Ltd. ADR*,1	1,609	43,749
Total Consumer, Cyclical		2,571,054

Utilities - 1.3%
Huaneng Power International, Inc. — Class H	450,000	565,731
CPFL Energia S.A. ADR	35,972	469,794
Cia de Saneamento Basico do Estado de Sao Paulo ADR1	44,061	259,960
RusHydro JSC ADR	164,321	174,180
Centrais Eletricas Brasileiras S.A. ADR1	35,035	66,917
Total Utilities		1,536,583

Industrial - 1.6%
Larsen & Toubro Ltd. GDR	28,739	830,557
Embraer S.A. ADR	20,760	726,392
Guangshen Railway Company Ltd. — Class H	190,000	96,281
Globaltrans Investment plc GDR	12,442	62,832
Yingli Green Energy Holding Company Ltd. ADR*,1	16,635	34,767
TMK OAO GDR	6,722	21,040
Total Industrial		1,771,869
Total Common Stocks
(Cost $116,523,005)		97,786,791

PREFERRED STOCKS† - 13.1%
Financial - 7.9%
Itau Unibanco Holding S.A. ADR	355,909	4,548,516
Banco Bradesco S.A. ADR	327,081	4,310,928
Total Financial		8,859,444

Basic Materials - 1.9%
Vale S.A. ADR	261,326	1,690,780
Gerdau S.A. ADR1	115,239	411,403
Braskem S.A. ADR	9,788	88,973
Total Basic Materials		2,191,156

Energy - 1.6%
Petroleo Brasileiro S.A. ADR	263,600	1,768,756

Consumer, Non-Cyclical - 0.6%
Cia Brasileira de Distribuicao ADR1	21,303	725,367

Communications - 0.6%
Telefonica Brasil S.A. ADR1	33,569	622,369

Utilities - 0.5%
Cia Energetica de Minas Gerais ADR	92,913	427,400
Cia Paranaense de Energia ADR	13,097	157,164
Total Utilities		584,564

Consumer, Cyclical - 0.0%**
Gol Linhas Aereas Inteligentes S.A. ADR,1	11,833	40,942
Total Preferred Stocks
(Cost $35,810,092)		14,792,598

SECURITIES LENDING COLLATERAL†,3 - 5.2%
BNY Mellon Separately Managed Cash
Collateral Account, 0.0738%	5,851,439	5,851,439
Total Securities Lending Collateral
(Cost $5,851,439)		5,851,439
Total Investments - 104.8%
(Cost $158,184,536)		$118,430,828
Other Assets & Liabilities, net - (4.8)%		(5,460,241)
Total Net Assets - 100.0%		$112,970,587

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

EEB Guggenheim BRIC ETF continued

*	Non-income producing security.

**	Less than 0.1% of net assets.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2
Security is a 144A or Section 4(a)(2) security.3 The total market value of 144A or Section 4(a)(2) securities is $3,035,632 (cost $3,149,236), or 2.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

plc	Public Limited Company

S.A.	Corporation

Country Diversification
% of Long-Term
Country	Investments
China	40.4%
Brazil	24.4%
India	18.4%
Russian Federation	16.5%
All Other Countries	0.3%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	76.4%
Hong Kong Dollar	23.6%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

DEF Guggenheim Defensive Equity ETF

	Shares	Value
COMMON STOCKS† - 95.8%
Financial - 25.3%
Mizuho Financial Group, Inc. ADR1	706,984	$2,601,701
Westpac Banking Corp.1	84,497	2,516,321
Banco de Chile ADR	34,402	2,412,268
Brookfield Asset Management, Inc. — Class A	44,407	2,410,412
Lamar Advertising Co. — Class A	41,121	2,389,130
Starwood Property Trust, Inc.	96,206	2,347,426
PartnerRe Ltd.	20,260	2,319,770
Alexandria Real Estate Equities, Inc.	23,846	2,287,070
Duke Realty Corp.	106,194	2,268,304
Boston Properties, Inc.	16,488	2,265,616
WP Carey, Inc.	32,602	2,235,845
Hospitality Properties Trust	71,929	2,216,132
Camden Property Trust	30,153	2,194,837
National Retail Properties, Inc.	54,422	2,189,941
Apartment Investment & Management Co. — Class A	57,984	2,184,837
Brixmor Property Group, Inc.	85,942	2,182,927
Health Care REIT, Inc.	28,210	2,175,273
Realty Income Corp.	43,180	2,161,591
Ventas, Inc.	28,974	2,157,694
Omega Healthcare Investors, Inc.1	53,602	2,147,296
Iron Mountain, Inc.	58,277	2,141,680
BioMed Realty Trust, Inc.	95,767	2,129,858
Mid-America Apartment Communities, Inc.	29,054	2,105,543
Digital Realty Trust, Inc.	31,565	2,095,285
HCP, Inc.	49,000	2,075,640
Bancolombia S.A. ADR	48,845	2,007,530
Total Financial		58,219,927

Communications - 18.8%
Mobile Telesystems OJSC ADR	277,198	2,744,259
BT Group plc ADR1	37,144	2,598,222
China Unicom Hong Kong Ltd. ADR1	151,199	2,556,775
Pearson plc1	112,663	2,461,687
Telefonica S.A. ADR	157,589	2,441,054
NTT DOCOMO, Inc. ADR1	136,795	2,439,055
Verizon Communications, Inc.	49,209	2,433,385
Nippon Telegraph & Telephone Corp. ADR	77,578	2,415,003
Chunghwa Telecom Company Ltd. ADR1	76,500	2,406,690
AT&T, Inc.	68,886	2,380,700
Telekomunikasi Indonesia Persero Tbk PT ADR	52,458	2,365,856
SK Telecom Company Ltd. ADR	80,834	2,349,844
China Mobile Ltd. ADR	34,413	2,331,481
Thomson Reuters Corp.1	59,232	2,326,041
CenturyLink, Inc.	60,488	2,290,076
America Movil SAB de CV — Class L ADR	106,733	2,281,952
Vodafone Group plc ADR	65,714	2,271,076
Windstream Holdings, Inc.1	281,588	2,221,729
Total Communications		43,314,885

Utilities - 17.6%
Pepco Holdings, Inc.	84,281	2,287,386
Public Service Enterprise Group, Inc.	54,256	2,282,007
National Grid plc ADR	32,820	2,250,139
PPL Corp.	64,397	2,195,938
Exelon Corp.	64,129	2,175,256
Edison International	33,853	2,175,055
NextEra Energy, Inc.	21,003	2,172,970
Eversource Energy	41,172	2,130,651
PG&E Corp.	39,431	2,118,628
American Electric Power Company, Inc.	36,661	2,110,940
Pinnacle West Capital Corp.	32,909	2,108,809
Consolidated Edison, Inc.	33,283	2,101,489
CenterPoint Energy, Inc.	100,954	2,098,834
DTE Energy Co.	25,551	2,095,949
Entergy Corp.	26,226	2,085,229
Southern Co.	45,527	2,084,681
SCANA Corp.1	36,476	2,077,308
FirstEnergy Corp.	57,295	2,004,179
AGL Resources, Inc.	40,516	1,989,741
Total Utilities		40,545,189

Consumer, Non-cyclical - 16.4%
Pfizer, Inc.	73,044	2,506,870
GlaxoSmithKline plc ADR	52,590	2,493,818
Delhaize Group S.A.	109,617	2,456,517
Altria Group, Inc.	42,971	2,418,837
Lorillard, Inc.	34,875	2,386,148
British American Tobacco plc ADR	20,335	2,368,417
Kroger Co.	33,178	2,360,615
Philip Morris International, Inc.	28,321	2,349,510
Clorox Co.	21,440	2,329,242
Unilever N.V. — Class Y	53,527	2,326,819
Campbell Soup Co.1	49,899	2,324,794
Unilever plc ADR	52,685	2,323,935
Dr Pepper Snapple Group, Inc.	29,450	2,320,366
Kimberly-Clark Corp.	20,996	2,302,421
AstraZeneca plc ADR	32,741	2,255,855
Kraft Foods Group, Inc.	34,917	2,236,783
Total Consumer, Non-cyclical		37,760,947

Consumer, Cyclical - 5.2%
Kohl’s Corp.1	37,628	2,776,946
Copa Holdings S.A. — Class A1	21,225	2,417,104
Wal-Mart Stores, Inc.	26,973	2,263,844

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

DEF Guggenheim Defensive Equity ETF continued

	Shares	Value
COMMON STOCKS† - 95.8% (continued)
Consumer, Cyclical - 5.2% (continued)
Staples, Inc.	134,880	$2,261,263
China Southern Airlines Company, Ltd. ADR1	89,640	2,234,725
Total Consumer, Cyclical		11,953,882

Industrial - 3.2%
Waste Management, Inc.	44,838	2,442,774
Deere & Co.	26,683	2,417,480
Republic Services, Inc. — Class A	57,868	2,367,959
Total Industrial		7,228,213

Technology - 3.1%
CA, Inc.	76,021	2,472,203
Canon, Inc. ADR	72,699	2,364,171
Siliconware Precision Industries Co. ADR	265,421	2,348,976
Total Technology		7,185,350

Energy - 3.1%
China Petroleum & Chemical Corp. ADR1	29,080	2,433,414
BP plc ADR	57,999	2,403,479
Total S.A. ADR1	43,003	2,306,251
Total Energy		7,143,144

Basic Materials - 3.1%
Syngenta AG ADR1	35,365	2,498,537
CF Industries Holdings, Inc.	7,586	2,323,061
Potash Corporation of Saskatchewan, Inc.	62,550	2,245,545
Total Basic Materials		7,067,143
Total Common Stocks
(Cost $205,826,830)		220,418,680

MASTER LIMITED PARTNERSHIPS† - 3.9%
Financial - 2.9%
Icahn Enterprises, LP1	23,738	2,318,490
Oaktree Capital Group LLC1	42,125	2,266,326
KKR & Company, LP1	96,125	2,196,456
Total Financial		6,781,272

Energy - 1.0%
ONEOK Partners, LP1	53,990	2,256,242
Total Master Limited Partnerships
(Cost $9,647,889)		9,037,514

RIGHTS††† - 0.0%*
Safeway Scrp
Expires 01/17/19	64,285	65,243
Safeway Pdc, LLC
Expires 01/17/17	64,285	3,137
Total Rights
(Cost $65,401)		68,380

SECURITIES LENDING COLLATERAL†,2 - 11.3%
BNY Mellon Separately Managed Cash Collateral Account,
0.0738%	26,040,668	26,040,668
Total Securities Lending Collateral
(Cost $26,040,668)		26,040,668
Total Investments - 111.0%
(Cost $241,580,788)		$255,565,242
Other Assets & Liabilities, net - (11.0)%		(25,306,700)
Total Net Assets - 100.0%		$230,258,542

*	Less than 0.1%.

†	Value determined based on Level 1 inputs —See Note 4.

†††	Value determined based on Level 3 inputs —See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	62.5%
United Kingdom	9.3%
Japan	4.3%
Canada	3.0%
Hong Kong	2.1%
Taiwan	2.1%
China	2.0%
Russia	1.2%
Australia	1.1%
Switzerland	1.1%
Belgium	1.1%
Spain	1.1%
Panama	1.1%
Chile	1.1%
Indonesia	1.0%
South Korea	1.0%
Netherlands	1.0%
Bermuda	1.0%
France	1.0%
Mexico	1.0%
Colombia	0.9%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

NFO Guggenheim Insider Sentiment ETF

	Shares	Value
COMMON STOCKS† - 97.6%
Financial - 19.1%
RCS Capital Corp. — Class A1	166,420	$1,897,188
Ryman Hospitality Properties, Inc.1	31,359	1,884,676
Huntington Bancshares, Inc.	159,697	1,747,085
Sovran Self Storage, Inc.	18,949	1,743,687
Aon plc	17,288	1,735,024
KeyCorp	121,691	1,695,156
BlackRock, Inc. — Class A	4,542	1,686,990
Government Properties Income Trust	71,187	1,665,064
Home Properties, Inc.	24,907	1,663,040
Lincoln National Corp.	28,725	1,655,709
WP Carey, Inc.	23,615	1,619,517
TCP Capital Corp.1	96,140	1,595,924
MGIC Investment Corp.*	173,547	1,584,484
MB Financial, Inc.	50,797	1,584,358
Home Loan Servicing Solutions Ltd.1	85,582	1,575,565
Fifth Third Bancorp	80,723	1,562,797
Western Asset Mortgage Capital Corp.1	102,850	1,542,750
UMB Financial Corp.	29,731	1,532,336
AG Mortgage Investment Trust, Inc.	81,331	1,529,836
Total Financial		31,501,186

Consumer, Cyclical - 19.1%
Michaels Companies, Inc.*	68,800	1,940,160
Texas Roadhouse, Inc. — Class A	50,324	1,894,196
Starbucks Corp.	20,143	1,883,069
Hanesbrands, Inc.	14,132	1,802,395
United Continental Holdings, Inc.*	27,339	1,781,956
AutoZone, Inc.*	2,745	1,764,157
G-III Apparel Group Ltd.*	16,748	1,762,392
Marriott International, Inc. — Class A	20,744	1,723,826
Copart, Inc.*	44,470	1,664,068
Chipotle Mexican Grill, Inc. — Class A*	2,489	1,655,110
Penske Automotive Group, Inc.	33,127	1,634,155
Delta Air Lines, Inc.	36,222	1,612,603
Signet Jewelers Ltd.	12,631	1,514,204
Genuine Parts Co.	15,669	1,505,478
Tuesday Morning Corp.*	78,686	1,493,460
Sonic Automotive, Inc. — Class A	60,034	1,484,641
Brown Shoe Company, Inc.	49,075	1,472,250
Fastenal Co.1	35,039	1,455,870
Crocs, Inc.*,1	124,687	1,390,260
Total Consumer, Cyclical		31,434,250

Consumer, Non-cyclical - 16.2%
Lannett Company, Inc.*	33,706	2,103,255
Pacira Pharmaceuticals, Inc.*	17,011	1,952,353
ADT Corp.1	46,645	1,829,417
Global Payments, Inc.	18,907	1,736,798
Celgene Corp.*	14,190	1,724,511
IDEXX Laboratories, Inc.*	10,904	1,710,074
NuVasive, Inc.*	36,279	1,659,764
Mead Johnson Nutrition Co. — Class A	15,791	1,654,265
HCA Holdings, Inc.*	22,960	1,642,558
Ligand Pharmaceuticals, Inc. — Class B*	29,595	1,629,797
Mylan, Inc.*	27,837	1,595,756
CR Bard, Inc.	9,402	1,590,254
Ingredion, Inc.	19,278	1,584,844
Moody’s Corp.	16,182	1,568,683
Avon Products, Inc.	164,728	1,401,835
Enanta Pharmaceuticals, Inc.*	35,070	1,256,207
Total Consumer, Non-cyclical		26,640,371

Industrial - 11.1%
Sealed Air Corp.	40,625	1,914,656
Corning, Inc.	75,252	1,836,149
Masco Corp.	65,545	1,716,624
Oshkosh Corp.	34,400	1,678,376
Honeywell International, Inc.	16,214	1,666,475
Avnet, Inc.	35,980	1,648,244
Littelfuse, Inc.	16,373	1,642,539
ITT Corp.	39,190	1,609,533
General Electric Co.	61,445	1,596,956
Old Dominion Freight Line, Inc.*	20,302	1,585,992
Garmin Ltd.	28,507	1,414,802
Total Industrial		18,310,346

Technology - 8.2%
Silicon Image, Inc.*	271,512	1,979,323
IGATE Corp.*	45,076	1,929,253
Envestnet, Inc.*	31,958	1,721,897
VMware, Inc. — Class A*	19,007	1,616,925
Cadence Design Systems, Inc.*	87,665	1,609,091
Lexmark International, Inc. — Class A	37,556	1,602,139
VeriFone Systems, Inc.*	45,265	1,592,875
Microsoft Corp.	33,713	1,478,315
Total Technology		13,529,818

Basic Materials - 7.3%
Newmont Mining Corp.	82,574	2,174,173
Air Products & Chemicals, Inc.	11,150	1,740,961
Platform Specialty Products Corp.*	66,897	1,724,604
Ecolab, Inc.	14,837	1,714,267
RPM International, Inc.	33,490	1,692,920
Ferro Corp.*	123,829	1,578,820

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

NFO Guggenheim Insider Sentiment ETF continued

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Basic Materials - 7.3% (continued)
Alcoa, Inc.	94,186	$1,393,011
Total Basic Materials		12,018,756

Energy - 6.8%
Callon Petroleum Co.*	314,743	2,303,918
Tesoro Corp.	21,100	1,937,824
EP Energy Corp. — Class A*,1	154,227	1,735,054
Core Laboratories N.V.1	13,124	1,442,590
Chesapeake Energy Corp.	81,454	1,358,653
FMSA Holdings, Inc.*,1	186,958	1,260,097
MRC Global, Inc.*	90,052	1,158,969
Total Energy		11,197,105

Communications - 5.9%
Stamps.com, Inc.*	33,897	1,900,266
CDW Corp.	48,270	1,816,400
Entravision Communications Corp. — Class A	236,977	1,625,662
Time Warner, Inc.	19,327	1,582,108
AOL, Inc.*	35,570	1,442,008
Calix, Inc.*	153,934	1,345,383
Total Communications		9,711,827

Utilities - 3.9%
NorthWestern Corp.	30,258	1,639,681
SCANA Corp.1	28,171	1,604,338
Consolidated Edison, Inc.	25,354	1,600,852
Exelon Corp.	44,752	1,517,988
Total Utilities		6,362,859
Total Common Stocks
(Cost $140,129,239)		160,706,518

MASTER LIMITED PARTNERSHIPS† - 2.2%
Energy - 1.3%
Natural Resource Partners, LP1	142,687	1,131,508
EV Energy Partners, LP1	59,614	903,748
Total Energy		2,035,256

Diversified - 0.9%
Compass Diversified Holdings	93,967	1,550,456
Total Master Limited Partnerships
(Cost $4,278,028)		3,585,712

SECURITIES LENDING COLLATERAL†,2 - 10.2%
BNY Mellon Separately Managed Cash Collateral Account,
0.0738%	16,833,584	16,833,584
Total Securities Lending Collateral
(Cost $16,833,584)		16,833,584
Total Investments - 110.0%
(Cost $161,240,851)		$181,125,814
Other Assets & Liabilities, net - (10.0)%		(16,426,897)
Total Net Assets - 100.0%		$164,698,917

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	95.3%
United Kingdom	1.1%
Cayman Islands	0.9%
Bermuda	0.9%
Netherlands	0.9%
Switzerland	0.9%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CZA Guggenheim Mid-Cap Core ETF

	Shares	Value
COMMON STOCKS† - 92.8%
Financial - 27.6%
Invesco Ltd.	81,614	$3,286,597
Northern Trust Corp.	44,221	3,087,952
Citizens Financial Group, Inc.	102,491	2,545,876
Regions Financial Corp.	256,091	2,461,035
KeyCorp	162,373	2,261,856
Affiliated Managers Group, Inc.*	10,438	2,258,992
CBRE Group, Inc. — Class A*	63,365	2,170,885
CNA Financial Corp.	50,868	2,127,808
Voya Financial, Inc.	45,299	2,001,763
Willis Group Holdings plc	33,480	1,597,665
First Republic Bank	26,079	1,486,503
Arch Capital Group Ltd.*	24,359	1,441,078
Arthur J Gallagher & Co.	30,646	1,440,055
Brixmor Property Group, Inc.	56,196	1,427,378
WP Carey, Inc.	19,502	1,337,447
Lazard Ltd. — Class A	24,282	1,235,468
East West Bancorp, Inc.	26,789	1,070,221
American Financial Group, Inc.	16,667	1,050,021
HCC Insurance Holdings, Inc.	18,278	1,021,374
Axis Capital Holdings Ltd.	19,261	998,298
Brown & Brown, Inc.	27,177	873,469
Equity LifeStyle Properties, Inc.	15,484	834,123
LPL Financial Holdings, Inc.	18,412	825,962
Erie Indemnity Co. — Class A	8,661	752,728
Two Harbors Investment Corp.	71,823	749,832
American Capital Ltd.*	51,205	747,593
Chimera Investment Corp.	196,557	630,948
Mercury General Corp.	10,154	553,698
Total Financial		42,276,625

Industrial - 17.3%
Ingersoll-Rand plc	50,010	3,360,171
Roper Industries, Inc.	18,639	3,123,337
Agilent Technologies, Inc.	63,416	2,676,789
L-3 Communications Holdings, Inc.	15,826	2,048,359
Wabtec Corp.	18,015	1,709,443
MeadWestvaco Corp.	31,547	1,673,884
Snap-on, Inc.	10,859	1,598,771
Packaging Corporation of America	18,778	1,555,945
Keysight Technologies, Inc.*	32,086	1,204,508
IDEX Corp.	14,827	1,145,534
Waste Connections, Inc.	23,077	1,083,927
Sonoco Products Co.	19,202	899,230
Exelis, Inc.	34,851	843,395
Orbital ATK, Inc.	12,619	836,387
Crane Co.	11,050	738,472
ITT Corp.	17,278	709,607
Babcock & Wilcox Co.	19,593	608,167
Progressive Waste Solutions Ltd.	21,647	605,900
Total Industrial		26,421,826

Consumer, Non-cyclical - 13.0%
DaVita HealthCare Partners, Inc.*	40,712	3,037,115
Verisk Analytics, Inc. — Class A*	31,329	2,249,736
Equifax, Inc.	22,685	2,118,098
Coca-Cola Enterprises, Inc.	45,598	2,106,628
Universal Health Services, Inc. — Class B	18,409	2,086,660
Aramark	42,923	1,358,513
SEI Investments Co.	31,411	1,351,929
Vantiv, Inc. — Class A*	35,647	1,318,583
ManpowerGroup, Inc.	14,897	1,198,613
ServiceMaster Global Holdings, Inc.*	24,746	855,964
Booz Allen Hamilton Holding Corp.	26,995	803,371
Pinnacle Foods, Inc.	21,960	797,148
Bruker Corp.*	31,873	606,543
Total Consumer, Non-cyclical		19,888,901

Technology - 12.1%
Fidelity National Information Services, Inc.	53,580	3,621,472
Check Point Software Technologies Ltd.*	35,494	2,963,395
Xerox Corp.	214,298	2,925,168
IMS Health Holdings, Inc.*,1	63,192	1,663,213
Amdocs Ltd.	29,842	1,566,705
ANSYS, Inc.*	17,263	1,484,100
Jack Henry & Associates, Inc.	15,514	1,016,167
Genpact Ltd.*	40,859	907,887
Syntel, Inc.*	15,891	785,015
DST Systems, Inc.	7,192	764,438
PTC, Inc.*	21,266	736,973
Total Technology		18,434,533

Utilities - 6.3%
DTE Energy Co.	32,307	2,650,143
American Water Works Company, Inc.	33,048	1,787,236
AES Corp.	128,716	1,669,447
Alliant Energy Corp.	20,265	1,288,854
OGE Energy Corp.	36,770	1,195,393
Atmos Energy Corp.	18,534	983,043
Total Utilities		9,574,116

Consumer, Cyclical - 5.2%
Newell Rubbermaid, Inc.	50,045	1,966,268
Michaels Companies, Inc.*	38,623	1,089,169
Allison Transmission Holdings, Inc.	33,182	1,055,851
Copart, Inc.*	24,049	899,913

See notes to financial statements.
36 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CZA Guggenheim Mid-Cap Core ETF continued

	Shares	Value
COMMON STOCKS† - 92.8% (continued)
Consumer, Cyclical - 5.2% (continued)
Penske Automotive Group, Inc.	17,029	$840,041
Ingram Micro, Inc. — Class A*	29,787	736,037
Columbia Sportswear Co.	13,141	734,450
Tenneco, Inc.*	11,392	663,470
Total Consumer, Cyclical		7,985,199

Basic Materials - 5.1%
Israel Chemicals Ltd.1	244,705	1,732,511
Westlake Chemical Corp.	25,210	1,683,020
Celanese Corp. — Class A	28,730	1,640,770
RPM International, Inc.	25,007	1,264,104
Reliance Steel & Aluminum Co.	14,364	818,892
Cytec Industries, Inc.	13,145	690,507
Total Basic Materials		7,829,804

Communications - 4.6%
Symantec Corp.	127,692	3,212,731
Juniper Networks, Inc.	81,347	1,945,006
CommScope Holding Company, Inc.*	34,519	1,087,349
Markit Ltd.*	32,518	866,605
Total Communications		7,111,691

Energy - 1.6%
Cenovus Energy, Inc.	143,611	2,483,034
Total Common Stocks
(Cost $128,212,371)		142,005,729

MASTER LIMITED PARTNERSHIPS† - 6.8%
Energy - 3.5%
Spectra Energy Partners, LP1	52,236	2,786,268
Sunoco Logistics Partners, LP1	42,460	1,877,581
Boardwalk Pipeline Partners, LP	47,203	774,129
Total Energy		5,437,978

Financial - 2.5%
Blackstone Group, LP	100,187	3,753,005

Utilities - 0.8%
Brookfield Infrastructure Partners, LP1	27,217	1,237,013
Total Master Limited Partnerships
(Cost $9,412,305)		10,427,996

SECURITIES LENDING COLLATERAL†,2 - 2.6%
BNY Mellon Separately Managed Cash Collateral Account,
0.0737%	3,915,007	3,915,007
Total Securities Lending Collateral
(Cost $3,915,007)		3,915,007
Total Investments - 102.2%
(Cost $141,539,683)		$156,348,732
Other Assets & Liabilities, net - (2.2)%		(3,420,977)
Total Net Assets - 100.0%		$152,927,755

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
United States	84.1%
Bermuda	6.5%
Ireland	3.3%
Israel	3.1%
Canada	2.0%
Guernsey	1.0%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF

	Shares	Value
COMMON STOCKS† - 75.9%
Financial - 15.9%
Starwood Property Trust, Inc.	414,721	$10,119,193
Two Harbors Investment Corp.	942,557	9,840,295
American Capital Agency Corp.	421,708	9,039,311
Annaly Capital Management, Inc.	850,305	9,030,239
HSBC Holdings plc ADR	198,536	8,858,676
Invesco Mortgage Capital, Inc.	474,194	7,572,878
First Niagara Financial Group, Inc.	798,436	7,074,143
Validus Holdings Ltd.	159,200	6,629,088
CYS Investments, Inc.	703,268	6,392,706
MFA Financial, Inc.	802,569	6,388,449
Newcastle Investment Corp.	1,290,467	6,245,860
Manulife Financial Corp.1	333,514	5,806,479
Royal Bank of Canada1	91,500	5,729,730
Hatteras Financial Corp.	308,743	5,665,434
Western Asset Mortgage Capital Corp.1	347,323	5,209,845
Chimera Investment Corp.	1,600,448	5,137,438
New Residential Investment Corp.	278,423	4,206,972
ARMOUR Residential REIT, Inc.	1,238,298	3,937,788
Aircastle Ltd.	158,812	3,663,793
First American Financial Corp.	103,448	3,623,783
New York Mortgage Trust, Inc.1	423,818	3,348,162
American Capital Mortgage Investment Corp.	176,986	3,265,392
FirstMerit Corp.	177,914	3,229,139
PacWest Bancorp	70,110	3,213,492
Old National Bancorp	222,831	3,139,689
Sun Life Financial, Inc.	88,974	2,742,179
Total Financial		149,110,153

Energy - 15.1%
Exxon Mobil Corp.	102,614	9,085,444
Occidental Petroleum Corp.	116,054	9,038,286
Royal Dutch Shell plc — Class A ADR	138,177	9,032,630
Chevron Corp.	83,504	8,908,207
BP Prudhoe Bay Royalty Trust1	130,921	8,907,865
ConocoPhillips	133,960	8,734,192
Pengrowth Energy Corp.1	2,514,783	8,349,080
Suncor Energy, Inc.	274,972	8,276,657
Noble Corporation plc1	463,010	7,704,486
Enerplus Corp.1	710,283	7,188,064
PBF Energy, Inc. — Class A	227,097	7,078,614
Western Refining, Inc.	148,472	6,993,031
Baytex Energy Corp.1	398,491	6,507,358
HollyFrontier Corp.	147,373	6,482,938
Transocean Ltd.1	383,619	6,187,774
Helmerich & Payne, Inc.	81,294	5,451,576
Penn West Petroleum Ltd.1	2,384,831	4,817,359
SandRidge Permian Trust1	544,046	3,998,738
Frank’s International N.V.	160,972	2,858,863
Precision Drilling Corp.1	411,265	2,504,604
Ocean Rig UDW, Inc.1	238,234	1,905,872
Gulfmark Offshore, Inc. — Class A1	103,667	1,704,285
Total Energy		141,715,923

Consumer, Cyclical - 9.3%
Coach, Inc.	262,541	11,433,661
Target Corp.	137,255	10,545,302
Ford Motor Co.	626,772	10,241,454
Las Vegas Sands Corp.	153,094	8,711,048
Wynn Resorts Ltd.	54,531	7,770,668
Leggett & Platt, Inc.	157,056	7,075,373
Copa Holdings S.A. — Class A1	60,056	6,839,177
GameStop Corp. — Class A1	173,432	6,411,781
Cracker Barrel Old Country Store, Inc.	26,986	4,075,696
Cato Corp. — Class A	83,520	3,703,277
Scotts Miracle-Gro Co. — Class A	54,330	3,559,158
Stage Stores, Inc.	164,563	3,524,939
Guess?, Inc.	143,456	2,597,988
Total Consumer, Cyclical		86,489,522

Technology - 8.2%
Himax Technologies, Inc. ADR1	1,474,665	10,617,589
Seagate Technology plc	148,774	9,093,067
Maxim Integrated Products, Inc.	225,415	7,753,149
Microchip Technology, Inc.1	148,623	7,619,901
Silicon Motion Technology Corp. ADR1	282,231	7,504,522
Paychex, Inc.	138,092	6,881,815
CA, Inc.	211,241	6,869,557
Lexmark International, Inc. — Class A	153,761	6,559,444
Pitney Bowes, Inc.	265,844	6,159,605
Canon, Inc. ADR1	143,675	4,672,311
Siliconware Precision Industries Co. ADR1	348,101	3,080,694
Total Technology		76,811,654

Consumer, Non-cyclical - 7.9%
Altria Group, Inc.	199,430	11,225,914
Pfizer, Inc.	325,015	11,154,514
Philip Morris International, Inc.	113,571	9,421,850
Baxter International, Inc.	135,606	9,377,155
AstraZeneca plc ADR	132,545	9,132,351
Avery Dennison Corp.	133,250	7,135,538
Kellogg Co.	100,506	6,480,627
ConAgra Foods, Inc.	184,718	6,461,436
Select Medical Holdings Corp.	232,650	3,154,734
Total Consumer, Non-cyclical		73,544,119

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† - 75.9% (continued)
Basic Materials - 6.3%
International Paper Co.	183,080	$10,327,543
LyondellBasell Industries N.V. — Class A	108,473	9,318,915
Dow Chemical Co.	187,944	9,254,363
Agrium, Inc.1	65,783	7,599,910
Domtar Corp.	155,295	7,019,334
Cia Siderurgica Nacional S.A. ADR1	3,710,578	6,604,829
Schweitzer-Mauduit International, Inc.	78,462	3,673,591
Innophos Holdings, Inc.	59,278	3,327,274
Braskem S.A. ADR1	202,836	1,843,779
Total Basic Materials		58,969,538

Communications - 5.1%
Cisco Systems, Inc.	363,350	10,722,459
Vodafone Group plc ADR	277,891	9,603,913
Telefonica S.A. ADR	550,741	8,530,977
BT Group plc ADR1	67,597	4,728,410
Pearson plc1	207,202	4,527,364
New Media Investment Group, Inc.	161,156	3,980,553
Shaw Communications, Inc. — Class B	120,485	2,796,457
Inteliquent, Inc.	184,889	2,727,113
Total Communications		47,617,246

Utilities - 4.1%
Duke Energy Corp.	124,239	9,758,973
DTE Energy Co.	81,317	6,670,434
SCANA Corp.1	116,645	6,642,933
CenterPoint Energy, Inc.	268,879	5,589,994
New Jersey Resources Corp.	56,938	3,563,180
IDACORP, Inc.	53,583	3,355,367
CPFL Energia S.A. ADR1	216,093	2,822,175
Total Utilities		38,403,056

Industrial - 4.0%
Eaton Corporation plc	142,228	10,099,610
General Electric Co.	363,717	9,453,005
Emerson Electric Co.	149,334	8,649,425
Brady Corp. — Class A	128,730	3,470,561
CNH Industrial N.V.1	391,590	3,254,113
Grupo Aeroportuario del Pacifico SAB de CV ADR	38,739	2,622,630
Total Industrial		37,549,344
Total Common Stocks
(Cost $758,354,354)		710,210,555

PREFERRED STOCKS† - 3.6%
Financial - 3.6%
Wells Fargo & Co.
6.00%2	353,819	9,040,075
JPMorgan Chase & Co.
6.30%1,2	308,074	7,880,533
Bank of America Corp.
7.25%2	5,879	6,878,430
Northern Trust Corp.
5.85%2	200,072	5,109,839
Goldman Sachs Group, Inc.
6.38%2,3	186,869	4,909,049
Total Preferred Stocks
(Cost $33,654,069)		33,817,926

CONVERTIBLE PREFERRED STOCKS† - 0.7%
Financial - 0.7%
Wells Fargo & Co.
7.50%2	5,593	6,781,289
Total Convertible Preferred Stocks
(Cost $6,545,692)		6,781,289

MASTER LIMITED PARTNERSHIPS† - 8.5%
Energy - 7.2%
Linn Energy LLC1	762,250	9,162,245
Enbridge Energy Partners, LP1	206,694	8,100,337
ONEOK Partners, LP1	182,637	7,632,400
Buckeye Partners, LP	96,774	7,523,211
Energy Transfer Partners, LP	123,318	7,334,955
Plains All American Pipeline, LP	128,142	6,393,004
MarkWest Energy Partners, LP	92,343	5,997,678
Tesoro Logistics, LP	101,230	5,812,627
Enterprise Products Partners, LP	137,270	4,576,582
Williams Partners, LP	88,779	4,540,158
Total Energy		67,073,197

Consumer, Non-cyclical - 0.7%
Emerge Energy Services, LP1	120,451	6,504,354

Basic Materials - 0.6%
Hi-Crush Partners, LP1	155,652	5,664,176
Total Master Limited Partnerships
(Cost $88,770,585)		79,241,727

CLOSED-END FUNDS† - 10.3%
PIMCO Dynamic Credit Income Fund	509,069	10,486,822
Pimco Dynamic Income Fund1	348,523	10,417,352
First Trust Intermediate Duration Preferred & Income Fund	424,036	9,578,973
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.1	688,531	7,064,329
Prudential Global Short Duration High Yield Fund, Inc.1	395,488	6,592,785
AllianceBernstein Global High Income Fund, Inc.	514,669	6,546,590
PIMCO Income Strategy Fund II1	455,777	4,658,041
Prudential Short Duration High Yield Fund, Inc.	271,627	4,536,171
Babson Capital Global Short Duration High Yield Fund	199,652	4,274,549
PIMCO Income Opportunity Fund1	164,174	4,179,870
Western Asset High Income Fund II, Inc.	450,766	3,727,835
Wells Fargo Advantage Income Opportunities Fund	408,515	3,684,805

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF continued

	Shares	Value
CLOSED-END FUNDS† - 10.3% (continued)
Nuveen Long/Short Commodity Total Return Fund	221,239	$3,641,594
Templeton Emerging Markets Income Fund1	302,204	3,357,486
Wells Fargo Advantage Global Dividend Opportunity Fund	347,714	2,691,306
John Hancock Preferred Income Fund III	136,402	2,541,169
Brookfield Total Return Fund, Inc.	100,630	2,466,441
Western Asset Global High Income Fund, Inc.	208,546	2,339,886
John Hancock Preferred Income Fund	107,915	2,264,057
John Hancock Preferred Income Fund II	77,009	1,616,419
Total Closed-End Funds
(Cost $103,227,154)		96,666,480

SECURITIES LENDING COLLATERAL†,4 - 16.0%
BNY Mellon Separately Managed Cash Collateral Account,
0.0753%	149,626,190	149,626,190
Total Securities Lending Collateral
(Cost $149,626,190)		149,626,190
Total Investments - 115.0%
(Cost $1,140,178,044)		$1,076,344,167
Other Assets & Liabilities, net - (15.0)%		(140,062,412)
Total Net Assets - 100.0%		$936,281,755

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Perpetual maturity.

3	Variable rate security. Rate indicated is rate effective at February 28, 2015.

4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	78.5%
Canada	7.5%
United Kingdom	5.2%
Taiwan	2.3%
Netherlands	1.3%
Brazil	1.2%
All Other Countries	4.0%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	93.7%
Canadian Dollar	5.9%
Euro	0.4%
Total Long-Term Investments	100.0%

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

RYJ Guggenheim Raymond James SB-1 Equity ETF

	Shares	Value
COMMON STOCKS† - 96.5%
Consumer, Cyclical - 23.4%
WCI Communities, Inc.*	89,609	$2,143,447
Mohawk Industries, Inc.*	10,353	1,908,576
Tempur Sealy International, Inc.*	32,892	1,891,618
AutoZone, Inc.*	2,891	1,857,988
Dollar Tree, Inc.*	23,308	1,857,181
iRobot Corp.*	56,181	1,845,546
Tractor Supply Co.	20,892	1,841,003
Callaway Golf Co.	203,609	1,830,445
Red Robin Gourmet Burgers, Inc.*	21,849	1,823,735
Toll Brothers, Inc.*	47,583	1,822,905
Select Comfort Corp.*	56,681	1,819,460
Steelcase, Inc. — Class A	97,105	1,817,806
O’Reilly Automotive, Inc.*	8,724	1,815,726
Harman International Industries, Inc.	13,118	1,810,153
Bloomin’ Brands, Inc.	70,160	1,807,322
Advance Auto Parts, Inc.	11,664	1,807,104
Jarden Corp.*	34,000	1,804,380
Polaris Industries, Inc.	11,558	1,772,189
Regal Entertainment Group — Class A	74,956	1,771,959
Ethan Allen Interiors, Inc.	65,773	1,764,690
La-Z-Boy, Inc.	70,716	1,764,364
Malibu Boats, Inc. — Class A*	87,077	1,763,309
United Continental Holdings, Inc.*	27,049	1,763,054
Arctic Cat, Inc.	48,329	1,762,075
Pier 1 Imports, Inc.	146,051	1,761,375
Bed Bath & Beyond, Inc.*	23,504	1,754,809
DineEquity, Inc.	15,994	1,735,829
Fiesta Restaurant Group, Inc.*	26,686	1,734,857
Delta Air Lines, Inc.	38,931	1,733,208
Cinemark Holdings, Inc.	42,423	1,727,465
Spirit Airlines, Inc.*	22,194	1,726,249
Rush Enterprises, Inc. — Class A*	61,645	1,721,745
MarineMax, Inc.*	67,105	1,701,112
Ingram Micro, Inc. — Class A*	66,506	1,643,363
Carrols Restaurant Group, Inc.*	201,831	1,584,373
Culp, Inc.	45,045	979,278
Total Consumer, Cyclical		63,669,698

Financial - 18.9%
Talmer Bancorp, Inc. — Class A	131,933	1,864,213
Bank of the Ozarks, Inc.	50,657	1,854,046
Zions Bancorporation	68,863	1,841,053
LegacyTexas Financial Group, Inc.	79,453	1,827,419
First Republic Bank	31,986	1,823,203
Fidus Investment Corp.	109,741	1,821,701
Voya Financial, Inc.	41,172	1,819,390
American Homes 4 Rent, REIT — Class A	108,083	1,803,905
Renasant Corp.	63,281	1,802,243
Prudential Financial, Inc.	22,262	1,799,882
SVB Financial Group*	14,607	1,795,200
Wintrust Financial Corp.	38,012	1,789,985
CyrusOne, Inc., REIT	60,192	1,788,906
PrivateBancorp, Inc. — Class A	51,430	1,786,164
Yadkin Financial Corp.*	92,674	1,783,975
Synovus Financial Corp.	63,710	1,783,243
NASDAQ OMX Group, Inc.	35,540	1,782,686
Texas Capital Bancshares, Inc.*	38,338	1,780,033
American Residential Properties, Inc., REIT*	102,388	1,775,408
Allstate Corp.	25,118	1,773,331
Lincoln National Corp.	30,737	1,771,681
ConnectOne Bancorp, Inc.	96,790	1,767,385
EverBank Financial Corp.	97,422	1,751,648
CubeSmart, REIT	74,830	1,736,056
Wilshire Bancorp, Inc.	182,417	1,734,786
Meta Financial Group, Inc.	40,718	1,452,411
Peoples Bancorp, Inc.	58,809	1,396,126
Alcentra Capital Corp.	69,468	972,552
CM Finance, Inc.1	68,896	945,942
Health Insurance Innovations, Inc. — Class A*,1	108,239	779,321
Silvercrest Asset Management Group, Inc. — Class A	37,128	518,678
C1 Financial, Inc.*,1	27,338	454,904
Total Financial		51,377,476

Technology - 14.5%
Benefitfocus, Inc.*,1	79,879	2,600,860
BroadSoft, Inc.*	64,444	2,027,408
Applied Micro Circuits Corp.*	364,091	1,980,655
salesforce.com, Inc.*	28,462	1,974,693
Intuit, Inc.	19,622	1,915,696
Skyworks Solutions, Inc.	21,525	1,888,818
Semtech Corp.*	65,078	1,882,707
Cavium, Inc.*	27,082	1,854,846
Microsemi Corp.*	57,408	1,850,834
Altera Corp.	49,950	1,848,650
Diodes, Inc.*	63,983	1,822,876
Envestnet, Inc.*	33,699	1,815,702
EMC Corp.	62,245	1,801,371
Analog Devices, Inc.	30,481	1,784,358
Nimble Storage, Inc.*,1	70,632	1,784,164
Maxim Integrated Products, Inc.	51,788	1,781,248
NVIDIA Corp.	80,618	1,778,433
NXP Semiconductor N.V.*	20,867	1,771,504

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

RYJ Guggenheim Raymond James SB-1 Equity ETF continued
	Shares	Value
COMMON STOCKS† - 96.5% (continued)
Technology - 14.5% (continued)
Manhattan Associates, Inc.*	35,060	$1,747,741
ServiceNow, Inc.*	22,872	1,744,219
Micron Technology, Inc.*	56,199	1,723,623
Total Technology		39,380,406

Industrial - 11.6%
Applied Optoelectronics, Inc.*,1	175,092	2,185,148
PGT, Inc.*	210,317	2,138,924
Genesee & Wyoming, Inc. — Class A*	18,940	1,952,714
Covanta Holding Corp.	85,700	1,857,119
SBA Communications Corp. — Class A*	14,772	1,842,216
ArcBest Corp.	43,784	1,833,675
Swift Transportation Co. — Class A*	64,655	1,828,443
Knight Transportation, Inc.	54,939	1,816,283
FLIR Systems, Inc.	56,111	1,811,263
Republic Services, Inc. — Class A	44,054	1,802,690
Advanced Energy Industries, Inc.*	67,461	1,795,812
Saia, Inc.*	38,771	1,784,629
FedEx Corp.	10,006	1,770,862
Union Pacific Corp.	14,658	1,762,771
Kansas City Southern	15,160	1,756,134
Progressive Waste Solutions Ltd.	62,594	1,752,006
Teekay Corp.	38,737	1,713,725
Total Industrial		31,404,414

Communications - 11.0%
DigitalGlobe, Inc.*	58,517	1,945,689
WebMD Health Corp. — Class A*,1	44,108	1,942,957
Qorvo, Inc.*	27,377	1,899,964
GrubHub, Inc.*	45,041	1,892,173
Ubiquiti Networks, Inc.1	59,412	1,879,796
Palo Alto Networks, Inc.*	12,963	1,843,598
Comcast Corp. — Class A	30,902	1,834,961
United States Cellular Corp.*	48,070	1,823,295
Priceline Group, Inc.*	1,467	1,815,383
Telephone & Data Systems, Inc.	70,799	1,801,127
HomeAway, Inc.*	58,080	1,800,190
LinkedIn Corp. — Class A*	6,712	1,793,446
Iridium Communications, Inc.*,1	187,193	1,793,309
ORBCOMM, Inc.*	313,080	1,784,556
Finisar Corp.*,1	84,167	1,768,349
Equinix, Inc., REIT	7,793	1,746,996
KVH Industries, Inc.*	48,862	626,899
Total Communications		29,992,688

Consumer, Non-cyclical - 9.4%
Merit Medical Systems, Inc.*	100,263	1,966,157
Amsurg Corp. — Class A*	31,929	1,918,933
Alere, Inc.*	40,722	1,851,629
UnitedHealth Group, Inc.	16,248	1,846,260
Capital Senior Living Corp.*	73,597	1,839,925
Becton Dickinson and Co.	12,468	1,829,305
McKesson Corp.	7,933	1,814,277
ICU Medical, Inc.*	20,331	1,807,629
Carriage Services, Inc. — Class A	78,442	1,803,382
Quintiles Transnational Holdings, Inc.*	27,708	1,800,466
Civitas Solutions, Inc.*	94,687	1,798,106
Service Corporation International	72,201	1,794,195
STERIS Corp.	27,355	1,764,945
Paylocity Holding Corp.*	59,000	1,763,510
Total Consumer, Non-cyclical		25,598,719

Energy - 6.5%
Targa Resources Corp.	18,670	1,859,158
Patterson-UTI Energy, Inc.	97,211	1,816,388
Superior Energy Services, Inc.	81,112	1,815,287
Basic Energy Services, Inc.*	241,907	1,799,788
Cameron International Corp.*	37,020	1,742,902
Baker Hughes, Inc.	27,815	1,738,716
Halliburton Co.	40,409	1,735,162
Occidental Petroleum Corp.	22,178	1,727,222
Nabors Industries Ltd.	128,610	1,647,494
LinnCo LLC1	148,850	1,641,816
Total Energy		17,523,933

Basic Materials - 0.7%
Praxair, Inc.	13,873	1,774,357

Utilities - 0.5%
EnerNOC, Inc.*	99,041	1,336,063
Total Common Stocks
(Cost $229,384,952)		262,057,754

MASTER LIMITED PARTNERSHIPS† - 3.4%
Energy - 3.4%
Antero Midstream Partners, LP	72,612	1,887,912
CSI Compressco, LP1	108,873	1,869,349
Memorial Production Partners, LP1	102,505	1,862,516
Tesoro Logistics, LP	32,416	1,861,327
Enterprise Products Partners, LP	52,906	1,763,886
Total Energy		9,244,990
Total Master Limited Partnerships
(Cost $8,867,919)		9,244,990

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

RYJ Guggenheim Raymond James SB-1 Equity ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 5.1%
BNY Mellon Separately Managed Cash Collateral Account,
0.0738%	13,795,109	$13,795,109
Total Securities Lending Collateral
(Cost $13,795,109)		13,795,109
Total Investments - 105.0%
(Cost $252,047,980)		$285,097,853
Other Assets & Liabilities, net - (5.0)%		(13,542,641)
Total Net Assets - 100.0%		$271,555,212

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	97.5%
Netherlands	0.7%
Canada	0.6%
Marshall Islands	0.6%
Bermuda	0.6%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

CSD Guggenheim Spin-Off ETF

	Shares	Value
COMMON STOCKS† - 95.1%
Consumer, Non-cyclical - 30.3%
Mallinckrodt plc*,1	234,412	$27,360,569
WhiteWave Foods Co. — Class A*	638,663	26,153,250
ADT Corp.1	641,448	25,157,591
Kraft Foods Group, Inc.	369,290	23,656,717
Zoetis, Inc.	501,064	23,094,040
AbbVie, Inc.	316,900	19,172,450
Prothena Corporation plc*,1	184,000	4,890,720
Theravance Biopharma, Inc.*,1	213,995	4,650,111
Civeo Corp.	699,246	2,755,029
Harvard Apparatus Regenerative Technology, Inc.*	49,818	182,832
Total Consumer, Non-cyclical		157,073,309

Financial - 18.0%
Navient Corp.	1,058,914	22,660,759
WP GLIMCHER, Inc.	1,192,481	20,665,696
New Residential Investment Corp.	931,853	14,080,299
Blackhawk Network Holdings, Inc. — Class B*	347,237	12,736,653
Altisource Residential Corp.	370,259	7,645,848
Starwood Waypoint Residential Trust	243,455	6,130,197
Silver Bay Realty Trust Corp.	244,379	3,949,165
CareTrust REIT, Inc.	215,361	2,737,238
Altisource Asset Management Corp.*,1	14,058	2,488,969
Total Financial		93,094,824

Communications - 13.5%
News Corp. — Class A*	1,403,355	24,242,957
Liberty Media Corp. — Class A*	602,366	23,230,245
Lands’ End, Inc.*,1	204,440	7,496,814
New Media Investment Group, Inc.	291,993	7,212,227
FTD Companies, Inc.*	126,167	4,390,612
Straight Path Communications, Inc. — Class B*	77,299	1,573,035
Sizmek, Inc.*	197,142	1,557,422
Total Communications		69,703,312

Industrial - 8.6%
Allegion plc	403,859	23,314,779
Knowles Corp.*,1	588,930	11,278,010
Hyster-Yale Materials Handling, Inc.	108,568	7,173,088
Era Group, Inc.*	133,462	2,944,172
Total Industrial		44,710,049

Technology - 7.7%
Cheetah Mobile Inc ADR*,1	956,241	18,407,640
Science Applications International Corp.	311,802	17,049,333
Engility Holdings, Inc.	115,301	4,162,366
Total Technology		39,619,339

Energy - 7.1%
Murphy USA, Inc.*	303,924	21,575,565
NOW, Inc.*,1	709,476	15,076,365
Total Energy		36,651,930

Consumer, Cyclical - 4.1%
CST Brands, Inc.	510,813	21,265,145

Basic Materials - 3.1%
Sibanye Gold Ltd. ADR1	1,499,912	15,884,068

Utilities - 2.7%
ONE Gas, Inc.	341,269	14,200,203
Total Common Stocks
(Cost $451,754,816)		492,202,179

MASTER LIMITED PARTNERSHIPS† - 4.6%
Financial - 4.6%
Brookfield Property Partners, LP1	948,243	23,554,356
Total Master Limited Partnerships
(Cost $18,985,654)		23,554,356

SECURITIES LENDING COLLATERAL†,2 - 15.5%
BNY Mellon Separately Managed Cash Collateral Account,
0.0720%	80,107,089	80,107,089
Total Securities Lending Collateral
(Cost $80,107,089)		80,107,089
Total Investments - 115.2%
(Cost $550,847,559)		$595,863,624
Other Assets & Liabilities, net - (15.2)%		(78,452,861)
Total Net Assets - 100.0%		$517,410,763

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	76.6%
Ireland	10.8%
Bermuda	4.5%
Cayman Islands	4.5%
South Africa	3.1%
U.S. Virgin Islands	0.5%
Total Long-Term Investments	100.0%

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 29.7%
ANI Pharmaceuticals, Inc.*,1	1,653	$111,345
Auspex Pharmaceuticals, Inc.*	1,581	106,307
Repligen Corp.*	3,948	101,503
Amicus Therapeutics, Inc.*	10,936	95,798
Providence Service Corp.*	2,032	93,473
OvaScience, Inc.*	1,826	83,101
Cynosure, Inc. — Class A*	2,697	82,043
Tetraphase Pharmaceuticals, Inc.*	2,022	79,788
Anika Therapeutics, Inc.*	1,926	76,887
Atrion Corp.	230	74,750
Vascular Solutions, Inc.*	2,436	71,082
AtriCure, Inc.*	4,007	70,844
US Physical Therapy, Inc.	1,627	68,969
Chimerix, Inc.*	1,656	67,035
GenMark Diagnostics, Inc.*	4,950	62,915
Rockwell Medical, Inc.*,1	5,815	58,150
Coca-Cola Bottling Company Consolidated	546	56,997
Idera Pharmaceuticals, Inc.*	10,792	52,557
LendingTree, Inc.*	952	50,494
Esperion Therapeutics, Inc.*	803	50,147
Cerus Corp.*,1	10,334	49,345
Neuralstem, Inc.*,1	12,873	48,402
Carriage Services, Inc. — Class A	2,066	47,497
John B Sanfilippo & Son, Inc.	1,248	46,238
Xencor, Inc.*	2,877	44,881
Northwest Biotherapeutics, Inc.*,1	6,071	44,743
Ampio Pharmaceuticals, Inc.*,1	7,915	44,641
Agenus, Inc.*	8,970	43,953
CTI BioPharma Corp.*	18,727	43,821
Omeros Corp.*,1	2,081	43,430
XOMA Corp.*	11,651	42,992
IGI Laboratories, Inc.*,1	3,580	41,241
RadNet, Inc.*	4,684	41,032
Ocular Therapeutix, Inc.*,1	1,128	40,349
Alliance HealthCare Services, Inc.*	1,620	38,734
AcelRx Pharmaceuticals, Inc.*,1	4,323	38,302
Limoneira Co.1	1,823	38,101
Cytokinetics, Inc.*	4,853	37,417
BioTime, Inc.*	8,660	36,372
Eagle Pharmaceuticals, Inc.*	1,063	36,141
Pernix Therapeutics Holdings, Inc.*,1	3,354	35,988
Zafgen, Inc.*,1	931	35,983
Barrett Business Services, Inc.	961	35,797
BioTelemetry, Inc.*	3,699	35,695
K2M Group Holdings, Inc.*,1	1,735	35,550
Supernus Pharmaceuticals, Inc.*,1	3,954	35,546
Hyperion Therapeutics, Inc.*	1,195	35,312
Peregrine Pharmaceuticals, Inc.*,1	25,016	35,273
Otonomy, Inc.*	938	34,781
Addus HomeCare Corp.*	1,581	34,624
Paratek Pharmaceuticals, Inc.	1,180	34,491
Exactech, Inc.*	1,445	33,741
Aerie Pharmaceuticals, Inc.*	1,190	33,463
Civitas Solutions, Inc.*,1	1,747	33,176
Adeptus Health, Inc. — Class A*,1	740	32,819
Catalyst Pharmaceutical Partners, Inc.*	8,711	32,752
Franklin Covey Co.*	1,811	32,417
Nevro Corp.*	768	32,125
Avalanche Biotechnologies, Inc.*,1	879	31,802
Zogenix, Inc.*,1	18,836	31,644
Senomyx, Inc.*,1	5,924	31,516
Galena Biopharma, Inc.*	16,795	30,231
Repros Therapeutics, Inc.*,1	3,282	30,227
Inogen, Inc.*	859	28,562
NeoGenomics, Inc.*	6,288	28,547
Derma Sciences, Inc.*,1	3,578	28,338
Omega Protein Corp.*	2,611	27,885
Versartis, Inc.*,1	1,407	27,873
Cutera, Inc.*	2,147	27,589
LDR Holding Corp.*,1	703	27,480
Smart & Final Stores, Inc.*	1,822	27,439
Crimson Wine Group Ltd.*	3,015	27,060
Incorporated Research Holdings, Inc. — Class A*	898	26,877
MacroGenics, Inc.*	775	26,792
Griffin Land & Nurseries, Inc.	861	26,717
Alder Biopharmaceuticals, Inc.*	986	26,504
AAC Holdings, Inc.*	732	26,345
Cadiz, Inc.*,1	2,284	26,265
BioSpecifics Technologies Corp.*	666	25,947
Alico, Inc.	563	25,712
EPIRUS Biopharmaceuticals, Inc.*,1	2,349	24,735
Nature’s Sunshine Products, Inc.	1,884	24,586
Harvard Bioscience, Inc.*,1	4,343	23,713
Utah Medical Products, Inc.	399	23,701
Cleveland BioLabs, Inc.*,1	6,983	23,603
PFSweb, Inc.*	2,060	23,050
Collectors Universe, Inc.	1,011	23,020
National Research Corp. — Class A	1,644	22,852
Five Star Quality Care, Inc.*	6,135	22,331
Regulus Therapeutics, Inc.*,1	1,202	22,261

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 45

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 29.7% (continued)
Rexahn Pharmaceuticals, Inc.*	27,658	$22,113
Seneca Foods Corp. — Class A*	800	21,632
CytRx Corp.*,1	6,623	21,392
Stemline Therapeutics, Inc.*	1,400	21,266
Inventure Foods, Inc.*	2,100	21,189
Five Prime Therapeutics, Inc.*,1	820	21,107
Intersect ENT, Inc.*	773	20,415
Assembly Biosciences, Inc.*	1,480	19,995
Dermira, Inc.*	1,193	19,959
Tandem Diabetes Care, Inc.*,1	1,695	19,832
Craft Brew Alliance, Inc.*	1,565	19,563
Aratana Therapeutics, Inc.*	1,010	19,452
Hackett Group, Inc.	2,208	19,452
NeoStem, Inc.*,1	5,084	19,115
ArQule, Inc.*	10,145	19,073
Heska Corp.*	885	19,028
Enzo Biochem, Inc.*	6,173	18,889
Coherus Biosciences, Inc.*	586	18,512
Discovery Laboratories, Inc.*	11,473	18,472
Synthetic Biologics, Inc.*,1	7,922	18,379
Iridex Corp.*	1,723	18,350
Flexion Therapeutics, Inc.*	801	18,271
Information Services Group, Inc.	4,637	18,131
Synergetics USA, Inc.*	4,003	18,094
MEI Pharma, Inc.*	3,049	17,959
Lifevantage Corp.*	17,889	17,531
Celladon Corp.*	965	17,515
Sunesis Pharmaceuticals, Inc.*	7,851	17,429
PRGX Global, Inc.*	3,474	17,405
Newtek Business Services Corp.	1,041	17,353
Agile Therapeutics, Inc.*,1	1,593	17,268
MGP Ingredients, Inc.	1,106	17,243
LeMaitre Vascular, Inc.	2,245	17,107
Durect Corp.*	16,227	17,038
Lifeway Foods, Inc.*	908	17,007
SIGA Technologies, Inc.*	7,425	16,855
Amphastar Pharmaceuticals, Inc.*	1,203	16,842
Synergy Pharmaceuticals, Inc.*,1	5,574	16,833
Pfenex, Inc.*	1,128	16,582
Willdan Group, Inc.*	1,161	16,428
Alphatec Holdings, Inc.*	11,120	16,124
Apricus Biosciences, Inc.*,1	7,315	16,093
Cara Therapeutics, Inc.*	1,562	16,011
PharmAthene, Inc.*,1	9,324	15,664
Vital Therapies, Inc.*	705	15,616
Perceptron, Inc.	1,357	15,606
Biolase, Inc.*,1	7,176	15,572
SFX Entertainment, Inc.*,1	3,269	15,560
Tokai Pharmaceuticals, Inc.*,1	1,027	15,539
Ardelyx, Inc.*,1	978	15,399
Vitae Pharmaceuticals, Inc.*	1,312	15,245
Rocky Mountain Chocolate Factory, Inc.	995	15,243
Alimera Sciences, Inc.*,1	2,910	15,219
Care.com, Inc.*,1	1,899	15,173
Psychemedics Corp.	920	15,097
Revance Therapeutics, Inc.*,1	935	15,007
Fonar Corp.*,1	1,105	14,708
Bellicum Pharmaceuticals, Inc.*	630	14,629
Nutraceutical International Corp.*	891	14,595
Cerulean Pharma, Inc.*	1,771	14,575
Coronado Biosciences, Inc.*,1	5,626	14,459
Intersections, Inc.1	3,765	14,119
Fibrocell Science, Inc.*	2,893	14,089
Immune Design Corp.*,1	639	14,084
Vericel Corp.*,1	3,878	13,961
Digirad Corp.	3,255	13,899
Concert Pharmaceuticals, Inc.*	964	13,872
Biota Pharmaceuticals, Inc.*	5,497	13,852
IsoRay, Inc.*,1	8,872	13,840
Targacept, Inc.*	5,223	13,736
T2 Biosystems, Inc.*,1	826	13,695
Acme United Corp.	711	13,673
CEL-SCI Corp.*	12,987	13,506
Misonix, Inc.*,1	1,087	13,501
Applied Genetic Technologies Corp.*,1	665	13,493
Columbia Laboratories, Inc.*	1,940	13,464
Trevena, Inc.*	2,495	13,448
Lincoln Educational Services Corp.	4,514	13,181
MediciNova, Inc.*,1	3,634	12,864
Vermillion, Inc.*,1	6,821	12,687
AVEO Pharmaceuticals, Inc.*	10,139	12,674
GlycoMimetics, Inc.*	1,510	12,563
StemCells, Inc.*	11,114	12,448
Veracyte, Inc.*,1	1,395	12,262
Galectin Therapeutics, Inc.*,1	3,599	12,237
Edgewater Technology, Inc.*	1,690	11,999
Female Health Co.1	3,408	11,826
Anthera Pharmaceuticals, Inc.*	2,333	11,782
Verastem, Inc.*,1	1,579	11,748
AdCare Health Systems, Inc.*,1	2,585	11,633

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 29.7% (continued)
RCM Technologies, Inc.	1,901	$11,558
Kindred Biosciences, Inc.*	1,722	11,555
Achaogen, Inc.*	1,013	11,315
Vical, Inc.*	11,029	11,250
Loxo Oncology, Inc.*	870	11,171
Argos Therapeutics, Inc.*,1	1,236	11,149
EnteroMedics, Inc.*,1	10,491	11,120
Mast Therapeutics, Inc.*	21,059	10,951
Ocera Therapeutics, Inc.*	1,936	10,929
Cumberland Pharmaceuticals, Inc.*	1,790	10,865
Retrophin, Inc.*,1	767	10,861
Odyssey Marine Exploration, Inc.*,1	15,517	10,831
Atara Biotherapeutics, Inc.*	544	10,641
Hudson Global, Inc.*	3,876	10,620
Corium International, Inc.*	1,540	10,564
TriVascular Technologies, Inc.*,1	1,026	10,527
TetraLogic Pharmaceuticals Corp.*,1	2,094	10,093
Celsion Corp.*,1	3,440	9,942
OncoGenex Pharmaceuticals, Inc.*	4,288	9,841
NanoString Technologies, Inc.*	936	9,837
Primo Water Corp.*,1	2,356	9,612
Bovie Medical Corp.*,1	2,761	9,332
Reed’s, Inc.*,1	1,718	9,277
Eleven Biotherapeutics, Inc.*,1	877	9,270
Span-America Medical Systems, Inc.	511	9,224
United-Guardian, Inc.	461	8,976
Cardica, Inc.*	13,531	8,557
InfuSystems Holdings, Inc.*	3,250	8,548
Diversicare Healthcare Services, Inc.	811	8,491
CASI Pharmaceuticals, Inc.*	5,182	8,343
Akebia Therapeutics, Inc.*,1	897	8,306
Cellular Dynamics International, Inc.*,1	1,475	8,009
Synutra International, Inc.*	1,410	7,995
Hemispherx Biopharma, Inc.*	32,818	7,975
G Willi-Food International Ltd.*,1	1,274	7,924
Sientra, Inc.*	428	7,867
Hansen Medical, Inc.*	9,553	7,492
Genocea Biosciences, Inc.*,1	862	7,439
Entellus Medical, Inc.*	341	7,417
Cesca Therapeutics, Inc.*	7,975	7,292
Conatus Pharmaceuticals, Inc.*,1	1,145	7,282
ImmunoCellular Therapeutics Ltd.*	12,448	7,095
PhotoMedex, Inc.*,1	3,310	5,958
Cyclacel Pharmaceuticals, Inc.*	3,836	5,754
Versar, Inc.*	1,540	5,082
Uroplasty, Inc.*	3,844	4,690
Nanosphere, Inc.*	12,542	4,129
Rock Creek Pharmaceuticals, Inc.*	31,954	3,994
Roka Bioscience, Inc.*,1	915	3,816
KaloBios Pharmaceuticals, Inc.*	4,879	2,683
Syntroleum Corp.*,†††,1,3	4,787	—
Total Consumer, Non-cyclical		5,713,349

Financial - 28.3%
Chatham Lodging Trust	3,828	111,089
Universal Insurance Holdings, Inc.	3,918	97,558
Ameris Bancorp	3,007	78,692
Centerstate Banks, Inc.	6,075	71,260
HCI Group, Inc.	1,407	66,579
Federated National Holding Co.	1,905	55,112
Diamond Hill Investment Group, Inc.	389	54,740
Arlington Asset Investment Corp. — Class A1	2,148	53,678
Agree Realty Corp.	1,599	52,495
Heritage Financial Corp.	3,146	50,713
Yadkin Financial Corp.*	2,627	50,570
BNC Bancorp	3,095	50,201
German American Bancorp, Inc.	1,722	49,439
Preferred Bank/Los Angeles CA	1,815	48,914
Consolidated-Tomoka Land Co.	817	48,064
Bear State Financial, Inc.*,1	4,390	47,236
MainSource Financial Group, Inc.	2,520	47,149
Metro Bancorp, Inc.	1,831	46,270
Enterprise Financial Services Corp.	2,224	44,747
United Insurance Holdings Corp.	1,830	44,670
Gladstone Commercial Corp.	2,403	43,663
Independent Bank Corp.	3,415	43,541
Phoenix Companies, Inc.*	753	43,313
Guaranty Bancorp	2,762	42,065
Mercantile Bank Corp.	2,210	42,012
NewBridge Bancorp	5,051	41,923
Federal Agricultural Mortgage Corp. — Class C	1,291	41,235
Whitestone REIT — Class B	2,610	41,186
Bank of Kentucky Financial Corp.	851	40,440
One Liberty Properties, Inc.1	1,704	40,351
Financial Institutions, Inc.	1,787	40,243
RE/MAX Holdings, Inc. — Class A	1,206	39,509
ConnectOne Bancorp, Inc.	2,156	39,369
Southwest Bancorp, Inc.	2,351	39,168
Bridge Bancorp, Inc.	1,576	39,132
Bryn Mawr Bank Corp.	1,301	38,952
Fidelity Southern Corp.	2,411	38,070

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 47

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 28.3% (continued)
West Bancorporation, Inc.	2,100	$36,792
First Defiance Financial Corp.	1,146	36,684
Ares Commercial Real Estate Corp.	2,998	35,976
Pacific Premier Bancorp, Inc.*	2,199	34,701
Bank of Marin Bancorp	688	34,517
CNB Financial Corp.	2,033	34,378
United Community Financial Corp.	6,506	33,896
Arbor Realty Trust, Inc.	4,719	33,835
Medallion Financial Corp.	3,222	33,670
CommunityOne Bancorp*,1	3,285	33,014
Oppenheimer Holdings, Inc. — Class A	1,546	32,621
Garrison Capital, Inc.1	2,148	32,283
Physicians Realty Trust	1,954	32,143
Banc of California, Inc.	2,926	31,952
Peapack Gladstone Financial Corp.	1,612	31,676
Suffolk Bancorp	1,407	31,658
Penns Woods Bancorp, Inc.	684	31,628
HomeStreet, Inc.*,1	1,814	31,382
GSV Capital Corp.*,1	2,997	31,049
MidWestOne Financial Group, Inc.	1,063	30,572
CatchMark Timber Trust, Inc. — Class A	2,478	30,058
Bridge Capital Holdings*	1,374	29,541
Fidus Investment Corp.1	1,773	29,432
Meta Financial Group, Inc.	819	29,214
Peoples Bancorp, Inc.	1,229	29,176
CU Bancorp*	1,410	29,117
Independent Bank Group, Inc.	799	28,820
Hallmark Financial Services, Inc.*	2,547	28,730
OceanFirst Financial Corp.	1,758	28,725
First Connecticut Bancorp, Inc.	1,929	28,665
Pacific Continental Corp.	2,086	28,349
Citizens & Northern Corp.	1,449	27,893
Sierra Bancorp	1,707	27,619
Farmers Capital Bank Corp.*	1,164	27,040
Gladstone Investment Corp.	3,393	27,008
Preferred Apartment Communities, Inc. — Class A	2,638	26,987
NASB Financial, Inc.	896	26,826
UMH Properties, Inc.	2,829	26,762
Heritage Financial Group, Inc.	1,032	26,717
Enterprise Bancorp, Inc.1	1,236	26,203
LNB Bancorp, Inc.	1,479	26,163
Seacoast Banking Corporation of Florida*	1,970	26,004
Bar Harbor Bankshares	797	25,727
PennantPark Floating Rate Capital Ltd.1	1,838	25,676
EMC Insurance Group, Inc.	814	25,421
First Bancorp, Inc.	1,529	25,381
Territorial Bancorp, Inc.	1,173	25,243
Consumer Portfolio Services, Inc.*	3,589	24,980
Gladstone Capital Corp.1	2,887	24,973
Horizon Bancorp	1,092	24,679
Macatawa Bank Corp.	4,567	24,662
National Bankshares, Inc.1	838	24,352
American National Bankshares, Inc.	1,074	24,262
Heritage Commerce Corp.	2,894	24,252
Old Second Bancorp, Inc.*	4,420	24,222
Nicholas Financial, Inc.*,1	1,616	24,062
Marlin Business Services Corp.	1,260	23,575
MidSouth Bancorp, Inc.	1,639	23,372
Square 1 Financial, Inc. — Class A*	834	23,085
Sun Bancorp, Inc.*	1,239	22,983
Manning & Napier, Inc. — Class A	1,890	22,718
Access National Corp.	1,186	22,463
Towne Bank/Portsmouth VA1	1,439	22,305
MutualFirst Financial, Inc.	973	22,272
CorEnergy Infrastructure Trust, Inc.	3,313	22,263
Monroe Capital Corp.1	1,493	22,261
Merchants Bancshares, Inc.	750	21,773
BSB Bancorp, Inc.*,1	1,140	21,706
Stellus Capital Investment Corp.	1,753	21,369
Owens Realty Mortgage, Inc.1	1,708	21,350
Ellington Residential Mortgage REIT	1,303	21,291
Heritage Insurance Holdings, Inc.*,1	1,069	21,273
CIFC Corp.	2,673	21,197
SI Financial Group, Inc.	1,774	21,075
C&F Financial Corp.	583	21,005
Monarch Financial Holdings, Inc.1	1,663	20,904
TriplePoint Venture Growth BDC Corp.1	1,387	20,625
Heritage Oaks Bancorp	2,656	20,451
ZAIS Financial Corp.	1,141	20,333
Harris & Harris Group, Inc.*,1	5,515	20,295
Pulaski Financial Corp.	1,668	20,066
Northrim BanCorp, Inc.	846	20,008
Shore Bancshares, Inc.*	2,138	19,777
WashingtonFirst Bankshares, Inc.	1,225	19,257
QCR Holdings, Inc.1	1,105	19,117
Home Bancorp, Inc.	896	19,102
BBX Capital Corp. — Class A*	1,334	19,076
New Hampshire Thrift Bancshares, Inc.	1,233	19,075
JAVELIN Mortgage Investment Corp.	2,105	18,903
Imperial Holdings, Inc.*	2,803	18,808

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 28.3% (continued)
Chemung Financial Corp.1	667	$18,709
First Financial Northwest, Inc.	1,548	18,591
Customers Bancorp, Inc.*	829	18,354
Westfield Financial, Inc.	2,530	18,292
ESSA Bancorp, Inc.	1,448	17,637
JG Wentworth Co. — Class A*	1,695	17,543
Atlas Financial Holdings, Inc.*	974	17,513
Cherry Hill Mortgage Investment Corp.	978	17,311
Investors Title Co.1	232	17,284
Horizon Technology Finance Corp.	1,224	17,246
Southside Bancshares, Inc.	599	17,197
MBT Financial Corp.*	3,139	17,108
Provident Financial Holdings, Inc.	1,110	17,039
Southern National Bancorp of Virginia, Inc.	1,398	16,902
Riverview Bancorp, Inc.*	3,763	16,896
Southern Missouri Bancorp, Inc.	884	16,744
HopFed Bancorp, Inc.	1,265	16,622
Norwood Financial Corp.1	574	16,402
Century Bancorp, Inc. — Class A	423	16,387
BCB Bancorp, Inc.	1,365	16,244
Hampden Bancorp, Inc.	766	16,140
HF Financial Corp.	1,120	16,094
Codorus Valley Bancorp, Inc.	780	15,990
Independence Holding Co.	1,342	15,795
Evans Bancorp, Inc.	653	15,737
BRT Realty Trust*,1	2,221	15,547
Middleburg Financial Corp.	845	15,464
Premier Financial Bancorp, Inc.1	1,020	15,392
Peoples Bancorp of North Carolina, Inc.	829	15,382
OHA Investment Corp.	3,183	15,278
Summit Financial Group, Inc.1	1,333	15,276
CM Finance, Inc.1	1,103	15,144
American River Bankshares*	1,581	15,114
Republic First Bancorp, Inc.*	4,545	15,089
Westbury Bancorp, Inc.*,1	873	14,754
Union Bankshares, Inc.1	579	14,547
Southern First Bancshares, Inc.*,1	873	14,426
Trade Street Residential, Inc.1	1,830	14,310
Chicopee Bancorp, Inc.	886	14,309
Ocean Shore Holding Co.	988	14,267
First South Bancorp, Inc.1	1,724	13,964
Central Valley Community Bancorp1	1,311	13,897
Asta Funding, Inc.*	1,641	13,866
Two River Bancorp	1,580	13,683
First Citizens Banc Corp.1	1,274	13,645
OFS Capital Corp.	1,123	13,622
First United Corp.*	1,467	13,262
Pacific Mercantile Bancorp*	1,903	13,245
Parke Bancorp, Inc.1	1,115	12,956
First NBC Bank Holding Co.*	395	12,924
Independence Realty Trust, Inc.	1,384	12,871
Timberland Bancorp, Inc.	1,178	12,669
Old Point Financial Corp.	839	12,585
Harvest Capital Credit Corp.	995	12,487
Salisbury Bancorp, Inc.1	407	12,365
Bank of South Carolina Corp.	835	12,333
Eastern Virginia Bankshares, Inc.*	1,960	12,211
Cape Bancorp, Inc.	1,370	12,193
United Security Bancshares*,1	2,341	12,126
Orchid Island Capital, Inc.1	868	12,065
Ameriana Bancorp	704	12,038
AmeriServ Financial, Inc.	4,110	11,919
Palmetto Bancshares, Inc.1	709	11,798
Silvercrest Asset Management Group, Inc. — Class A	828	11,567
WhiteHorse Finance, Inc.1	932	11,547
Sotherly Hotels, Inc.	1,460	11,118
First Internet Bancorp	674	11,108
Colony Bankcorp, Inc.*	1,404	11,078
Bluerock Residential Growth REIT, Inc.	837	11,007
Southcoast Financial Corp.*	1,548	10,991
Poage Bankshares, Inc.	737	10,981
Naugatuck Valley Financial Corp.*,1	1,223	10,921
United Security Bancshares, Inc.1	1,309	10,747
Medley Management, Inc. — Class A	1,031	10,712
Hamilton Bancorp, Inc.*,1	811	10,502
Patriot National Bancorp, Inc.*	6,979	10,469
BDCA Venture, Inc.1	2,156	10,392
Bankwell Financial Group, Inc.*	515	9,991
Unity Bancorp, Inc.	1,057	9,894
Fox Chase Bancorp, Inc.	599	9,800
United Bancorp, Inc.1	1,241	9,742
TriState Capital Holdings, Inc.*	983	9,525
Trupanion, Inc.*,1	1,230	9,360
HMN Financial, Inc.*	720	8,568
First Acceptance Corp.*,1	3,290	7,929
Simplicity Bancorp, Inc.	454	7,791
Urstadt Biddle Properties, Inc.	411	7,706
RCS Capital Corp. — Class A1	651	7,421

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 49

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 28.3% (continued)
Regional Management Corp.*	473	$7,379
C1 Financial, Inc.*,1	442	7,355
Full Circle Capital Corp.1	1,822	7,069
Hawthorn Bancshares, Inc.	388	5,442
Total Financial		5,428,761

Consumer, Cyclical - 11.8%
Libbey, Inc.	3,074	116,905
Biglari Holdings, Inc.*	208	90,524
MarineMax, Inc.*	3,246	82,286
Unifi, Inc.*	2,471	79,863
Ruth’s Hospitality Group, Inc.	4,740	72,332
Motorcar Parts of America, Inc.*	2,619	68,748
PC Connection, Inc.	2,565	65,715
Nautilus, Inc.*	4,300	65,618
Beazer Homes USA, Inc.*	3,543	60,373
Douglas Dynamics, Inc.	2,254	50,783
Build-A-Bear Workshop, Inc. — Class A*	2,031	44,012
Bassett Furniture Industries, Inc.	1,580	40,622
Reading International, Inc. — Class A*	3,037	39,420
Nathan’s Famous, Inc.*	451	36,874
Jamba, Inc.*	2,359	35,715
America’s Car-Mart, Inc.*	650	34,583
Culp, Inc.	1,581	34,371
Kona Grill, Inc.*	1,357	33,192
Carrols Restaurant Group, Inc.*	4,183	32,837
Green Brick Partners, Inc.*,1	3,977	32,412
Johnson Outdoors, Inc. — Class A	938	31,460
NACCO Industries, Inc. — Class A	553	30,885
Miller Industries, Inc.	1,348	29,872
Famous Dave’s of America, Inc.*,1	966	29,676
Zoe’s Kitchen, Inc.*,1	839	28,786
Black Diamond, Inc.*,1	3,943	28,587
Destination XL Group, Inc.*	5,792	27,338
Lifetime Brands, Inc.	1,701	27,233
Rocky Brands, Inc.	1,343	26,699
Hooker Furniture Corp.	1,421	26,217
UCP, Inc. — Class A*	2,850	25,935
Winmark Corp.	313	25,697
Town Sports International Holdings, Inc.	3,682	25,479
Escalade, Inc.	1,641	25,436
West Marine, Inc.*	2,209	24,851
Superior Uniform Group, Inc.	1,348	24,736
Christopher & Banks Corp.*	4,869	24,345
Installed Building Products, Inc.*	1,319	23,003
Malibu Boats, Inc. — Class A*	1,133	22,943
Pacific Sunwear of California, Inc.*	8,220	22,934
Monarch Casino & Resort, Inc.*	1,250	22,750
Norcraft Companies, Inc.*	1,100	22,671
CST Brands, Inc.	535	22,272
WCI Communities, Inc.*	899	21,504
Rave Restaurant Group, Inc.*,1	1,584	20,623
Flexsteel Industries, Inc.	672	20,059
Cherokee, Inc.	1,078	19,674
Century Casinos, Inc.*	3,486	19,626
Castle Brands, Inc.*,1	12,690	19,162
Del Frisco’s Restaurant Group, Inc.*	953	19,146
Dixie Group, Inc.*	2,170	19,139
Chuy’s Holdings, Inc.*	807	18,133
Supreme Industries, Inc. — Class A1	2,056	17,867
Luby’s, Inc.*	3,058	17,125
RCI Hospitality Holdings, Inc.*	1,613	16,856
BlueLinx Holdings, Inc.*	15,355	16,583
American Apparel, Inc.*	18,384	16,270
New Home Company, Inc.*	1,100	15,972
Noodles & Co.*,1	865	15,769
Red Lion Hotels Corp.*	2,307	15,688
Lakes Entertainment, Inc.*	1,739	14,782
Gaiam, Inc. — Class A*	2,285	14,601
Frisch’s Restaurants, Inc.	503	14,124
Crown Crafts, Inc.	1,659	13,770
Century Communities, Inc.*,1	736	13,653
Sportsman’s Warehouse Holdings, Inc.*	1,814	13,351
PCM, Inc.*	1,388	13,339
Papa Murphy’s Holdings, Inc.*	991	13,240
Tandy Leather Factory, Inc.1	1,472	13,233
Empire Resorts, Inc.*,1	2,447	13,140
Habit Restaurants, Inc. — Class A*,1	361	11,855
Trans World Entertainment Corp.	2,714	10,286
Bon-Ton Stores, Inc.	1,788	9,923
Delta Apparel, Inc.*,1	1,118	9,894
Ark Restaurants Corp.	403	9,793
Dave & Buster’s Entertainment, Inc.*	240	7,488
Ignite Restaurant Group, Inc.*	1,043	7,437
Ambassadors Group, Inc.*	2,942	7,267
Flex Pharma, Inc.*	391	6,798
Lakeland Industries, Inc.*,1	653	6,471
Speed Commerce, Inc.*	7,741	5,729
Joe’s Jeans, Inc.*	10,852	1,845
Total Consumer, Cyclical		2,258,205

See notes to financial statements.
50 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 10.5%
Patrick Industries, Inc.*,1	1,542	$85,195
Lydall, Inc.*	2,228	70,984
NN, Inc.	2,419	67,030
Kadant, Inc.	1,458	64,503
US Concrete, Inc.*	1,834	55,937
Insteel Industries, Inc.	2,219	48,174
Advanced Emissions Solutions, Inc.*	2,761	45,833
VSE Corp.	564	44,675
Stoneridge, Inc.*	3,849	44,456
Covenant Transportation Group, Inc. — Class A*	1,369	43,602
CECO Environmental Corp.	2,864	40,755
Kratos Defense & Security Solutions, Inc.*	6,865	39,611
Chase Corp.	913	39,323
ZAGG, Inc.*	4,740	36,498
PowerSecure International, Inc.*	3,279	36,364
National Presto Industries, Inc.	559	33,898
AEP Industries, Inc.*	635	32,169
USA Truck, Inc.*	1,055	32,125
Sparton Corp.*	1,357	31,143
Stock Building Supply Holdings, Inc.*	1,963	30,485
Mesa Laboratories, Inc.	396	29,253
NVE Corp.	459	29,247
LSI Industries, Inc.	3,676	28,930
Allied Motion Technologies, Inc.	1,005	27,999
Hurco Companies, Inc.	820	27,987
Xerium Technologies, Inc.*	1,716	27,387
PGT, Inc.*	2,684	27,296
Integrated Electrical Services, Inc.*	3,378	27,024
Casella Waste Systems, Inc. — Class A*	5,780	25,432
TRC Companies, Inc.*	2,998	25,033
Lawson Products, Inc.*	878	23,969
LMI Aerospace, Inc.*	1,681	23,938
Manitex International, Inc.*	1,991	23,394
Magnetek, Inc.*	525	23,394
Hardinge, Inc.	1,944	22,200
PAM Transportation Services, Inc.*	422	22,142
Global Brass & Copper Holdings, Inc.	1,519	21,327
LS Starrett Co. — Class A	888	19,225
UFP Technologies, Inc.*	818	18,945
Research Frontiers, Inc.*,1	3,424	18,558
Synalloy Corp.	1,204	18,180
Heritage-Crystal Clean, Inc.*	1,472	18,106
SL Industries, Inc.*	451	17,476
Control4 Corp.*,1	1,342	17,419
Willis Lease Finance Corp.*	812	17,328
Breeze-Eastern Corp.*,1	1,701	17,197
Hudson Technologies, Inc.*	4,238	16,528
Core Molding Technologies, Inc.*	1,168	16,470
Pure Cycle Corp.*,1	3,570	16,458
CPI Aerostructures, Inc.*	1,269	15,355
Eastern Co.	770	15,146
Adept Technology, Inc.*,1	2,280	15,025
Frequency Electronics, Inc.*	1,201	14,700
Viasystems Group, Inc.*	827	14,481
Omega Flex, Inc.	501	14,279
CVD Equipment Corp.*,1	995	14,229
MicroVision, Inc.*,1	6,446	14,117
Identiv, Inc.*,1	1,456	14,080
Aspen Aerogels, Inc.*	1,755	13,917
LRAD Corp.*	5,213	13,814
Providence and Worcester Railroad Co.	735	13,598
SIFCO Industries, Inc.	637	13,218
MOCON, Inc.	812	12,992
Key Technology, Inc.*	990	12,672
PMFG, Inc.*	2,716	12,494
Broadwind Energy, Inc.*	2,504	12,395
Argan, Inc.	377	12,226
Ultralife Corp.*	3,431	12,180
Revolution Lighting Technologies, Inc.*,1	10,809	11,890
Ballantyne Strong, Inc.*	2,603	11,766
Napco Security Technologies, Inc.*	2,048	11,366
Imprivata, Inc.*	824	11,281
CUI Global, Inc.*	1,926	10,978
Arotech Corp.*,1	4,209	10,480
UQM Technologies, Inc.*,1	9,644	10,223
Gencor Industries, Inc.*	1,027	10,157
Orion Energy Systems, Inc.*	2,798	10,017
CyberOptics Corp.*	1,081	9,837
Fuel Tech, Inc.*,1	3,019	9,782
Iteris, Inc.*	5,546	9,761
API Technologies Corp.*,1	4,592	8,954
LoJack Corp.*	3,020	8,607
IEC Electronics Corp.*,1	1,968	8,462
MFRI, Inc.*	1,268	8,179
Sypris Solutions, Inc.1	2,856	7,140
Applied Optoelectronics, Inc.*,1	571	7,126
Rand Logistics, Inc.*,1	2,083	6,916
Turtle Beach Corp.*,1	2,462	5,810
Erickson, Inc.*,1	649	3,991
Total Industrial		2,024,243

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 51

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Technology - 7.2%
Callidus Software, Inc.*	6,639	$94,872
inContact, Inc.*	6,099	71,419
Glu Mobile, Inc.*,1	13,343	67,115
Integrated Silicon Solution, Inc.	3,910	64,280
Mattson Technology, Inc.*	11,622	55,554
Vitesse Semiconductor Corp.*	9,661	39,803
Axcelis Technologies, Inc.*	13,431	37,606
Dot Hill Systems Corp.*	8,359	33,937
Ultra Clean Holdings, Inc.*	3,542	29,257
Digimarc Corp.1	1,090	28,907
Datalink Corp.*	2,521	28,639
Immersion Corp.*,1	3,318	27,606
SunEdison, Inc.*	1,113	26,779
Ikanos Communications, Inc.*,1	7,753	25,662
Cascade Microtech, Inc.*	1,709	23,072
American Software, Inc. — Class A	2,374	22,885
Planar Systems, Inc.*	3,547	21,814
ANADIGICS, Inc.*	18,183	21,638
Icad, Inc.*	2,103	20,904
Imation Corp.*	4,812	19,681
Pixelworks, Inc.*,1	3,663	19,341
WidePoint Corp.*	11,408	19,165
Qumu Corp.*	1,228	18,432
GSI Technology, Inc.*	3,200	18,240
EMCORE Corp.*	3,367	18,215
Mitek Systems, Inc.*,1	5,327	17,046
Amtech Systems, Inc.*	1,527	16,522
Key Tronic Corp.*,1	1,604	16,505
AXT, Inc.*,1	6,005	16,454
QAD, Inc. — Class B	852	16,384
Everyday Health, Inc.*	1,136	16,245
Computer Task Group, Inc.	2,105	16,061
QuickLogic Corp.*,1	8,368	15,983
Hutchinson Technology, Inc.*,1	4,597	15,952
HubSpot, Inc.*,1	381	15,655
Guidance Software, Inc.*,1	2,663	15,632
Richardson Electronics Ltd.	1,668	15,246
USA Technologies, Inc.*,1	6,351	14,957
MoSys, Inc.*	8,085	14,553
StarTek, Inc.*	1,911	14,524
Radisys Corp.*	6,088	14,307
Model N, Inc.*	1,149	14,213
Mattersight Corp.*	1,968	14,071
ExOne Co.*,1	862	13,042
Wayside Technology Group, Inc.	766	13,022
Streamline Health Solutions, Inc.*	3,121	12,796
Evolving Systems, Inc.	1,452	12,603
eMagin Corp.*,1	3,687	12,167
BSQUARE Corp.*	2,480	12,078
NCI, Inc. — Class A	999	12,018
FalconStor Software, Inc.*	7,419	11,945
Simulations Plus, Inc.	1,831	11,645
Exa Corp.*	1,172	11,544
Innodata, Inc.*	4,316	11,524
Violin Memory, Inc.*	2,875	11,299
TransAct Technologies, Inc.	1,616	10,536
Amber Road, Inc.*	1,137	9,642
A10 Networks, Inc.*	2,135	9,245
Concurrent Computer Corp.	1,505	9,241
PAR Technology Corp.*	1,819	8,931
Datawatch Corp.*,1	1,266	8,419
Audience, Inc.*,1	1,722	8,403
Five9, Inc.*,1	2,146	8,369
Silver Spring Networks, Inc.*,1	829	8,157
Geeknet, Inc.*,1	1,114	8,065
Wave Systems Corp. — Class A*	9,320	7,829
Astro-Med, Inc.	540	7,565
Echelon Corp.*	6,307	7,127
Total Technology		1,392,345

Communications - 7.1%
Gray Television, Inc.*	6,633	72,565
FairPoint Communications, Inc.*	3,537	59,812
Entravision Communications Corp. — Class A	8,561	58,728
ePlus, Inc.*	640	53,229
EVINE Live, Inc.*	7,685	48,646
ORBCOMM, Inc.*	6,137	34,981
Zix Corp.*	8,524	34,096
Alliance Fiber Optic Products, Inc.1	1,999	32,784
Hawaiian Telcom Holdco, Inc.*	1,134	29,484
Novatel Wireless, Inc.*	5,455	28,692
Straight Path Communications, Inc. — Class B*	1,409	28,672
Saga Communications, Inc. — Class A	707	28,266
Clearfield, Inc.*,1	1,844	25,668
Lee Enterprises, Inc.*	8,303	24,992
Numerex Corp. — Class A*	2,182	24,678
TeleCommunication Systems, Inc. — Class A*	7,581	24,259
Oclaro, Inc.*	13,677	23,935
KVH Industries, Inc.*	1,864	23,915
Q2 Holdings, Inc.*	1,161	22,999
Towerstream Corp.*,1	10,068	22,754

See notes to financial statements.
52 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 7.1% (continued)
Textura Corp.*,1	779	$21,976
AH Belo Corp. — Class A	2,514	21,847
Reis, Inc.	891	21,571
Rubicon Project, Inc.*	1,131	21,296
HC2 Holdings, Inc.*,1	2,685	20,513
Autobytel, Inc.*	1,527	19,683
Tessco Technologies, Inc.	859	19,199
Preformed Line Products Co.	402	18,472
Chegg, Inc.*,1	2,259	18,343
Dex Media, Inc.*	2,692	18,171
Hemisphere Media Group, Inc.*,1	1,442	18,140
Cinedigm Corp. — Class A*	11,615	18,003
PC-Telephone, Inc.	2,171	17,584
Cyan, Inc.*,1	4,457	16,803
Sycamore Networks, Inc.*	41,824	16,730
UTStarcom, Inc.*,1	5,728	16,497
Support.com, Inc.*	9,477	16,206
Alaska Communications Systems Group, Inc.*	9,362	15,728
Salem Media Group, Inc. — Class A	2,046	15,161
ParkerVision, Inc.*,1	15,676	14,894
Emmis Communications Corp. — Class A*	6,834	14,693
NeoPhotonics Corp.*	3,878	14,271
TubeMogul, Inc.*,1	1,027	14,193
MeetMe, Inc.*,1	7,220	14,007
Townsquare Media, Inc. — Class A*,1	1,044	13,812
RELM Wireless Corp.*,1	2,085	12,948
Yodlee, Inc.*,1	999	12,877
Aware, Inc.	2,802	12,665
Radio One, Inc. — Class D*	4,833	12,614
ClearOne, Inc.1	1,207	12,372
ID Systems, Inc.*	1,906	12,294
Aviat Networks, Inc.*	9,558	12,139
TheStreet.com, Inc.	5,765	11,588
ChyronHego Corp.*	3,685	10,392
Communications Systems, Inc.	932	10,364
iPass, Inc.*	10,843	10,301
Westell Technologies, Inc. — Class A*	6,999	10,009
Spark Networks, Inc.*,1	2,643	9,488
Meru Networks, Inc.*,1	3,447	9,135
Alteva, Inc.*,1	1,219	8,899
Marin Software, Inc.*	1,254	8,251
US Auto Parts Network, Inc.*	2,898	8,056
Zhone Technologies, Inc.*	4,799	6,743
eGain Corp.*,1	1,871	6,511
Rocket Fuel, Inc.*,1	654	6,390
Borderfree, Inc.*	824	6,353
Local Corp.*	4,818	3,262
Total Communications		1,354,599

Energy - 2.5%
Enphase Energy, Inc.*,1	4,097	56,456
Callon Petroleum Co.*	6,795	49,738
Trecora Resources*	2,935	42,351
Panhandle Oil and Gas, Inc. — Class A	1,951	39,430
Natural Gas Services Group, Inc.*	1,838	35,436
Gastar Exploration, Inc.*,1	10,476	31,428
Pacific Ethanol, Inc.*	3,370	30,937
Evolution Petroleum Corp.	4,423	30,165
PostRock Energy Corp.*	7,393	28,833
Adams Resources & Energy, Inc.	387	25,883
Isramco, Inc.*,1	167	20,541
Renewable Energy Group, Inc.*	1,815	16,190
Zion Oil & Gas, Inc.*	6,803	13,335
Miller Energy Resources, Inc.*,1	6,607	11,166
Quantum Fuel Systems Technologies Worldwide, Inc.*,1	3,411	10,574
Mitcham Industries, Inc.*	1,625	10,254
Emerald Oil, Inc.*,1	8,435	9,363
Vertex Energy, Inc.*,1	2,193	7,610
US Energy Corp.*	4,890	6,650
Dawson Geophysical Co.*	1,258	6,592
Magellan Petroleum Corp.*	7,299	5,985
Cal Dive International, Inc.*	6,653	343
Total Energy		489,260

Basic Materials - 1.6%
Landec Corp.*	3,136	43,779
Orchids Paper Products Co.	1,195	33,675
Penford Corp.*	1,761	33,160
Oil-Dri Corporation of America	762	23,142
KMG Chemicals, Inc.	1,026	22,233
Universal Stainless & Alloy Products, Inc.*	957	21,647
Uranium Energy Corp.*,1	13,310	19,300
Shiloh Industries, Inc.*	1,387	17,213
Uranerz Energy Corp.*	13,675	15,589
Northern Technologies International Corp.*	682	14,441
Midway Gold Corp.*	15,254	11,288
Friedman Industries, Inc.	1,681	10,893
Ryerson Holding Corp.*	1,701	10,342
Verso Corp.*	3,017	7,241
Charles & Colvard Ltd.*	4,344	6,516
General Moly, Inc.*	14,555	6,404
US Antimony Corp.*	9,365	6,274
Total Basic Materials		303,137
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 53

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 0.8%
York Water Co.	1,778	$42,085
Artesian Resources Corp. — Class A	1,186	25,760
Delta Natural Gas Company, Inc.	1,034	20,617
Gas Natural, Inc.	1,700	17,170
RGC Resources, Inc.	756	16,216
US Geothermal, Inc.*	20,021	9,212
Synthesis Energy Systems, Inc.*	11,434	8,896
Spark Energy, Inc. — Class A	504	7,031
Total Utilities		146,987

Diversified - 0.1%
Resource America, Inc. — Class A	2,515	23,390
Total Common Stocks
(Cost $20,358,896)		19,134,276

RIGHTS†††,3 - 0.0%**
Chelsea Therapeutics International
Expires 12/31/17	16,603	1,328
Ambit Biosciences Corp.
Expires 12/31/16	1,155	693
Total Rights
(Cost $1,328)		2,021

SECURITIES LENDING COLLATERAL†,2 - 16.4%
BNY Mellon Separately Managed Cash Collateral Account,
0.0777%	3,158,670	3,158,670
Total Securities Lending Collateral
(Cost $3,158,670)		3,158,670
Total Investments - 116.0%
(Cost $23,518,894)		$22,294,967
Other Assets & Liabilities, net - (16.0)%		(3,077,937)
Total Net Assets - 100.0%		$19,217,030

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

3	Security was fair valued by the Valuation Committee at February 28, 2015. The total market value of fair valued securities amounts to $2,021 (cost $28,339) or less than 0.1% of total net assets.

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	99.5%
Canada	0.2%
Cayman Islands	0.2%
Singapore	0.1%
Israel	0.0%**
Total Long-Term Investments	100.0%
** Less than 0.1%.

See notes to financial statements.
54 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WREI Wilshire US REIT ETF

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 99.6%
Simon Property Group, Inc.	10,385	$1,976,890
Public Storage	4,848	956,123
Equity Residential	12,109	932,757
Health Care REIT, Inc.	10,950	844,354
Ventas, Inc.	11,051	822,968
AvalonBay Communities, Inc.	4,411	742,548
Prologis, Inc.	16,708	713,599
Boston Properties, Inc.	5,116	702,989
Vornado Realty Trust	6,274	690,391
HCP, Inc.	15,347	650,099
Host Hotels & Resorts, Inc.	25,307	531,446
Essex Property Trust, Inc.	2,137	475,333
Macerich Co.	5,278	441,505
SL Green Realty Corp.	3,225	409,348
General Growth Properties, Inc.	12,999	377,101
Kimco Realty Corp.	13,749	361,323
Federal Realty Investment Trust	2,277	323,402
Digital Realty Trust, Inc.	4,302	285,567
UDR, Inc.	8,529	272,416
Extra Space Storage, Inc.	3,887	255,687
Duke Realty Corp.	11,419	243,910
Alexandria Real Estate Equities, Inc.	2,214	212,345
Camden Property Trust	2,887	210,145
Kilroy Realty Corp.	2,833	209,557
Regency Centers Corp.	3,116	204,503
DDR Corp.	10,720	203,037
Liberty Property Trust	4,964	184,760
Apartment Investment & Management Co. — Class A	4,886	184,104
Mid-America Apartment Communities, Inc.	2,515	182,262
Taubman Centers, Inc.	2,116	153,071
Senior Housing Properties Trust	6,813	152,271
Equity LifeStyle Properties, Inc.	2,804	151,051
Weingarten Realty Investors	4,086	147,995
BioMed Realty Trust, Inc.	6,598	146,740
Hospitality Properties Trust	4,759	146,624
American Campus Communities, Inc.	3,513	144,982
RLJ Lodging Trust	4,412	140,346
Douglas Emmett, Inc.	4,840	139,731
Highwoods Properties, Inc.	3,050	139,111
LaSalle Hotel Properties	3,478	135,364
Home Properties, Inc.	1,926	128,599
CubeSmart	5,452	126,486
Sunstone Hotel Investors, Inc.	6,920	120,754
Sun Communities, Inc.	1,786	120,716
Strategic Hotels & Resorts, Inc.*	8,949	117,411
Pebblebrook Hotel Trust	2,387	115,960
Equity Commonwealth	4,307	113,920
CBL & Associates Properties, Inc.	5,690	113,914
Columbia Property Trust, Inc.	4,176	108,117
Tanger Factory Outlet Centers, Inc.	3,012	106,775
WP GLIMCHER, Inc.	6,154	106,649
DCT Industrial Trust, Inc.	2,943	106,183
Sovran Self Storage, Inc.	1,134	104,351
Post Properties, Inc.	1,828	103,958
Ryman Hospitality Properties, Inc.1	1,705	102,471
DiamondRock Hospitality Co.	6,570	95,134
Brandywine Realty Trust	6,000	95,100
Piedmont Office Realty Trust, Inc. — Class A	5,181	94,968
Healthcare Realty Trust, Inc.	3,281	93,640
Healthcare Trust of America, Inc. — Class A	3,136	87,024
National Health Investors, Inc.	1,186	84,419
Hudson Pacific Properties, Inc.	2,613	83,511
Brixmor Property Group, Inc.	3,201	81,305
Paramount Group, Inc.	4,424	81,180
Urban Edge Properties	3,315	79,361
Corporate Office Properties Trust	2,698	79,321
Kite Realty Group Trust	2,789	78,984
American Homes 4 Rent — Class A	4,711	78,627
First Industrial Realty Trust, Inc.	3,694	78,608
Cousins Properties, Inc.	7,269	77,996
Acadia Realty Trust	2,149	73,410
DuPont Fabros Technology, Inc.	2,201	68,913
EastGroup Properties, Inc.	1,076	67,788
Parkway Properties, Inc.	3,733	65,738
Washington Real Estate Investment Trust	2,228	63,142
New York REIT, Inc.	5,893	61,228
Sabra Health Care REIT, Inc.	1,815	59,332
Mack-Cali Realty Corp.	2,975	55,960
Equity One, Inc.	2,078	55,649
Education Realty Trust, Inc.	1,585	55,570
Government Properties Income Trust	2,367	55,364
PS Business Parks, Inc.	657	54,649
Pennsylvania Real Estate Investment Trust	2,299	52,371
Monogram Residential Trust, Inc.	5,669	52,211
American Assets Trust, Inc.	1,254	51,439
Chesapeake Lodging Trust	1,410	50,140
Ramco-Gershenson Properties Trust	2,601	48,691
Associated Estates Realty Corp.	1,926	46,128
Hersha Hospitality Trust	6,708	45,011
Empire State Realty Trust, Inc. — Class A	2,478	43,861

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 55

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2015

WREI Wilshire US REIT ETF continued

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 99.6% (continued)
FelCor Lodging Trust, Inc.	3,821	$41,152
Franklin Street Properties Corp.	3,181	40,176
Summit Hotel Properties, Inc.	2,874	37,736
Alexander’s, Inc.	82	36,114
Inland Real Estate Corp.	3,346	35,802
CoreSite Realty Corp.	737	34,963
Retail Opportunity Investments Corp.	1,969	32,981
Chatham Lodging Trust	1,083	31,429
Retail Properties of America, Inc. — Class A	1,977	31,296
Terreno Realty Corp.	1,400	30,856
Ashford Hospitality Trust, Inc.	2,860	30,459
Investors Real Estate Trust	3,686	28,235
Excel Trust, Inc.	1,978	27,099
Urstadt Biddle Properties, Inc. — Class A	1,127	25,605
First Potomac Realty Trust	2,021	24,151
Rouse Properties, Inc.1	1,281	22,136
Saul Centers, Inc.	404	21,763
Universal Health Realty Income Trust	417	21,196
Silver Bay Realty Trust Corp.	1,271	20,539
Cedar Realty Trust, Inc.	2,724	20,376
Monmouth Real Estate Investment Corp.	1,793	20,207
Campus Crest Communities, Inc.	2,224	17,325
Ashford Hospitality Prime, Inc.	833	13,553
American Residential Properties, Inc.*	476	8,254
Total Financial		20,943,195
Total Common Stocks
(Cost $17,717,268)		20,943,195

SECURITIES LENDING COLLATERAL†,2 - 0.5%
BNY Mellon Separately Managed Cash Collateral Account,
0.0883%	114,135	114,135
Total Securities Lending Collateral
(Cost $114,135)		114,135
Total Investments - 100.1%
(Cost $17,831,403)		$21,057,330
Other Assets & Liabilities, net - (0.1)%		(30,980)
Total Net Assets - 100.0%		$21,026,350

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at February 28, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

REIT	Real Estate Investment Trust

Country Diversification
% of Long-Term
Country	Investments
United States	100.0%

See notes to financial statements.
56 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 28, 2015

		Guggenheim		Guggenheim		Guggenheim
	Guggenheim	Defensive		Insider		Mid-Cap
	BRIC ETF	Equity ETF		Sentiment ETF		Core ETF
	(EEB )	(DEF	)	(NFO	)	(CZA	)
ASSETS:
Investments, at value — including securities on loan	$118,430,828	$255,565,242		$181,125,814		$156,348,732
Foreign currency, at value	1,027	—		—		—
Cash	273,883	260,111		379,408		333,942
Prepaid expenses	1,072	—		5		—
Receivables:
Dividends	247,650	555,709		173,840		268,083
Securities lending income	4,697	36,612		10,216		7,203
Fund shares sold	—	19,346		—		—
Investments sold	—	52,989		—		14,425
Tax reclaims	—	3,131		—		4,052
Total assets	118,959,157	256,493,140		181,689,283		156,976,437
LIABILITIES:
Payable for:
Upon return of securities loaned	5,851,439	26,040,668		16,833,584		3,915,007
Management fees	37,298	63,835		53,643		48,466
Administration fees	2,268	4,707		3,425		3,119
Accrued expenses	97,565	125,388		99,714		82,090
Total liabilities	5,988,570	26,234,598		16,990,366		4,048,682
NET ASSETS	$112,970,587	$230,258,542		$164,698,917		$152,927,755
NET ASSETS CONSIST OF:
Paid-in capital	$435,642,230	$226,940,358		$194,316,182		$149,023,551
Undistributed net investment income	528,783	1,142,734		493,664		400,254
Accumulated undistributed net realized (loss) on investments	(283,446,719)	(11,809,004)		(49,995,892)		(11,305,099)
Net unrealized appreciation (depreciation) on investments	(39,753,707)	13,984,454		19,884,963		14,809,049
NET ASSETS	$112,970,587	$230,258,542		$164,698,917		$152,927,755
Shares outstanding ($0.01 par value with unlimited amount authorized)	3,750,800	5,950,000		3,300,800		3,000,000
Net asset value	$30.12	$38.70		$49.90		$50.98
Investments in securities, at cost	158,184,536	241,580,788		161,240,851		141,539,683
Foreign currency, at cost	1,026	—		—		—
Securities on loan, at value	5,818,986	25,724,174		16,413,410		3,826,480

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 57

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	February 28, 2015

	Guggenheim	Guggenheim
	Multi-Asset	Raymond James		Guggenheim		Wilshire
	Income ETF	SB-1 Equity ETF		Spin-Off ETF		Micro-Cap ETF
	(CVY )	(RYJ	)	(CSD	)	(WMCR )
ASSETS:
Investments, at value — including securities on loan	$1,076,344,167	$285,097,853		$595,863,624		$22,294,967
Cash	5,705,135	267,084		249,688		50,163
Prepaid expenses	5,731	—		363		—
Receivables:
Dividends	3,591,682	130,225		1,494,774		12,375
Securities lending income	854,231	25,770		136,299		8,818
Tax reclaims	177,758	4,061		—		—
Investments sold	77,941	6,527,898		251,285		16,626
Fund shares sold	—	1,427		—		—
Total assets	1,086,756,645	292,054,318		597,996,033		22,382,949
LIABILITIES:
Payable for:
Upon return of securities loaned	149,626,190	13,795,109		80,107,089		3,158,670
Management fees	320,426	151,451		200,656		7,249
Fund shares redeemed	46,100	68,577		—		—
Administration fees	14,015	—		9,018		—
Investments purchased	—	6,483,969		—		—
Accrued expenses	468,159	—		268,507		—
Total liabilities	150,474,890	20,499,106		80,585,270		3,165,919
NET ASSETS	$936,281,755	$271,555,212		$517,410,763		$19,217,030
NET ASSETS CONSIST OF:
Paid-in capital	$1,216,982,793	$301,877,708		$516,928,261		$28,189,535
Undistributed net investment income	4,728,972	1,085,496		2,981,883		33,228
Accumulated undistributed net realized (loss) on investments	(221,596,133)	(64,457,865)		(47,515,446)		(7,781,806)
Net unrealized appreciation (depreciation) on investments	(63,833,877)	33,049,873		45,016,065		(1,223,927)
NET ASSETS	$936,281,755	$271,555,212		$517,410,763		$19,217,030
Shares outstanding ($0.01 par value with unlimited amount authorized)	41,000,800	7,522,822		11,050,000		700,800
Net asset value	$22.84	$36.10		$46.82		$27.42
Investments in securities, at cost	1,140,178,044	252,047,980		550,847,559		23,518,894
Securities on loan, at value	145,916,574	13,378,130		78,119,447		3,037,844

See notes to financial statements.
58 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	February 28, 2015

	Wilshire
	US REIT ETF
	(WREI	)
ASSETS:
Investments, at value — including securities on loan	$21,057,330
Cash	78,758
Receivables:
Dividends	9,598
Securities lending income	84
Total assets	21,145,770
LIABILITIES:
Payable for:
Upon return of securities loaned	114,135
Management fees	5,285
Total liabilities	119,420
NET ASSETS	$21,026,350
NET ASSETS CONSIST OF:
Paid-in capital	$17,098,386
Undistributed net investment income	90,719
Undistributed net realized gain on investments	611,318
Net unrealized appreciation on investments	3,225,927
NET ASSETS	$21,026,350
Shares outstanding ($0.01 par value with unlimited amount authorized)	450,000
Net asset value	$46.73
Investments in securities, at cost	17,831,403
Securities on loan, at value	111,692

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 59

STATEMENT OF OPERATIONS (Unaudited)	February 28, 2015
For the six months ended February 28, 2015

		Guggenheim	Guggenheim	Guggenheim
	Guggenheim	Defensive	Insider	Mid-Cap
	BRIC ETF	Equity ETF	Sentiment ETF	Core ETF
	(EEB )	(DEF )	(NFO )	(CZA )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,689,197	$3,356,633	$1,391,434	$1,106,483
Income from securities lending	46,875	153,235	73,310	16,185
Total investment income	1,736,072	3,509,868	1,464,744	1,122,668
EXPENSES:
Management fees	347,667	520,006	406,879	335,454
Trustee fees	3,714	4,099	3,817	3,489
Administration fees	19,121	28,237	22,378	18,450
Custodian fees	44,420	22,236	18,746	16,546
Licensing	27,813	143,605	109,666	88,239
Professional fees	15,403	15,987	16,848	13,486
Printing	15,752	8,434	11,579	7,412
Registration and filings	2,534	5,590	2,529	3,086
Insurance	1,524	1,448	1,667	1,243
Other fees	1,714	2,074	3,273	1,990
Total expenses	479,662	751,716	597,382	489,395
Less:
Expenses waived by advisor	(34,483)	(75,652)	(68,357)	(53,264)
Net expenses	445,179	676,064	529,025	436,131
Net investment income	1,290,893	2,833,804	935,719	686,537
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(11,003,357)	(3,104,986)	(5,697,673)	(6,257,685)
In-kind transactions	(8,684,621)	7,760,429	5,502,970	4,895,564
Foreign currency transactions	(3,687)	—	—	—
Net realized gain (loss)	(19,691,665)	4,655,443	(194,703)	(1,362,121)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,828,495)	(3,992,927)	2,285,059	4,117,016
Net realized and unrealized gain (loss)	(33,520,160)	662,516	2,090,356	2,754,895
Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,229,267)	$3,496,320	$3,026,075	$3,441,432
* Foreign taxes withheld	$(119,117)	$70,863	$1,881	$2,890

See notes to financial statements.
60 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	February 28, 2015
For the six months ended February 28, 2015

	Guggenheim	Guggenheim
	Multi-Asset	Raymond James	Guggenheim	Wilshire
	Income ETF	SB-1 Equity ETF	Spin-Off ETF	Micro-Cap ETF
	(CVY )	(RYJ )	(CSD )	(WMCR )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$36,872,646	$1,636,892	$5,327,722	$138,524
Income from securities lending	2,358,457	173,959	391,278	63,096
Total investment income	39,231,103	1,810,851	5,719,000	201,620
EXPENSES:
Management fees	2,841,859	961,789	1,367,359	46,898
Trustee fees	13,049	—	7,421	—
Administration fees	101,186	—	60,856	—
Custodian fees	107,317	—	50,962	—
Licensing	840,160	—	397,810	—
Professional fees	30,032	—	18,453	—
Printing	56,103	—	28,025	—
Registration and filings	12,790	—	2,532	—
Insurance	8,384	—	4,619	—
Other fees	6,918	89	2,715	17
Total expenses	4,017,798	961,878	1,940,752	46,915
Less:
Expenses waived by advisor	(323,017)	—	(163,018)	—
Net expenses	3,694,781	961,878	1,777,734	46,915
Net investment income	35,536,322	848,973	3,941,266	154,705
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(66,466,878)	(10,647,576)	(33,078,725)	(1,349,610)
In-kind transactions	22,474,980	7,547,258	19,885,770	2,762,967
Net realized gain (loss)	(43,991,898)	(3,100,318)	(13,192,955)	1,413,357
Net change in unrealized appreciation (depreciation) on:
Investments	(128,974,233)	8,861,065	17,858,593	(1,114,120)
Net realized and unrealized gain (loss)	(172,966,131)	5,760,747	4,665,638	299,237
Net Increase (Decrease) in Net Assets Resulting from Operations	$(137,429,809)	$6,609,720	$8,606,904	$453,942
* Foreign taxes withheld	$522,587	$2,450	$22,993	$—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 61

STATEMENT OF OPERATIONS (Unaudited) continued	February 28, 2015
For the six months ended February 28, 2015

	Wilshire
	US REIT ETF
	(WREI	)
INVESTMENT INCOME:
Dividends	$363,693
Income from securities lending	1,102
Total investment income	364,795
EXPENSES:
Management fees	30,460
Other fees	5
Total expenses	30,465
Net investment income	334,330
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	44,436
In-kind transactions	532,776
Net realized gain	577,212
Net change in unrealized appreciation on:
Investments	949,428
Net realized and unrealized gain	1,526,640
Net Increase in Net Assets Resulting from Operations	$1,860,970

See notes to financial statements.
62 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	February 28, 2015

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014	(Unaudited)	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,290,893	$4,302,553	$2,833,804	$4,901,855
Net realized gain (loss) on investments	(19,691,665)	(71,859,034)	4,655,443	9,237,219
Net change in unrealized appreciation (depreciation) on investments	(13,828,495)	103,636,111	(3,992,927)	15,153,573
Net increase (decrease) in net assets resulting from operations	(32,229,267)	36,079,630	3,496,320	29,292,647
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,184,477)	(5,388,190)	(5,200,200)	(3,029,950)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	1,878,252	15,988,893	75,371,396	138,008,303
Cost of shares redeemed	(32,921,218)	(79,026,753)	(44,015,683)	(88,494,652)
Net increase (decrease) in net assets resulting from share transactions	(31,042,966)	(63,037,860)	31,355,713	49,513,651
Net increase (decrease) in net assets	(67,456,710)	(32,346,420)	29,651,833	75,776,348
NET ASSETS:
Beginning of period	180,427,297	212,773,717	200,606,709	124,830,361
End of period	$112,970,587	$180,427,297	$230,258,542	$200,606,709
Undistributed net investment income at end of period	$528,783	$3,422,367	$1,142,734	$3,509,130
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	450,000	1,950,000	3,800,000
Shares redeemed	(1,050,000)	(2,350,000)	(1,150,000)	(2,500,000)
Net increase (decrease) in shares	(1,000,000)	(1,900,000)	800,000	1,300,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 63

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2015

	Guggenheim Insider Sentiment ETF (NFO)		Guggenheim Mid-Cap Core ETF (CZA)
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014	(Unaudited)	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$935,719	$2,279,484	$686,537	$1,032,451
Net realized gain (loss) on investments	(194,703)	23,629,583	(1,362,121)	17,533,920
Net change in unrealized appreciation on investments	2,285,059	5,929,782	4,117,016	6,070,787
Net increase in net assets resulting from operations	3,026,075	31,838,849	3,441,432	24,637,158
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,927,667)	(1,827,348)	(1,012,000)	(1,142,500)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	9,878,466	185,105,558	56,489,635	172,060,722
Cost of shares redeemed	(31,013,130)	(162,081,541)	(38,419,319)	(152,104,028)
Net increase (decrease) in net assets resulting from share transactions	(21,134,664)	23,024,017	18,070,316	19,956,694
Net increase (decrease) in net assets	(20,036,256)	53,035,518	20,499,748	43,451,352
NET ASSETS:
Beginning of period	184,735,173	131,699,655	132,428,007	88,976,655
End of period	$164,698,917	$184,735,173	$152,927,755	$132,428,007
Undistributed net investment income at end of period	$493,664	$1,485,612	$400,254	$725,717
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	4,050,000	1,150,000	3,800,000
Shares redeemed	(650,000)	(3,500,000)	(800,000)	(3,350,000)
Net increase (decrease) in shares	(450,000)	550,000	350,000	450,000

See notes to financial statements.
64 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2015

	Guggenheim Multi-Asset Income ETF (CVY)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014	(Unaudited)	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,536,322	$68,493,753	$848,973	$900,586
Net realized gain (loss) on investments	(43,991,898)	51,427,086	(3,100,318)	33,937,769
Net change in unrealized appreciation (depreciation) on investments	(128,974,233)	73,527,654	8,861,065	7,069,308
Net increase (decrease) in net assets resulting from operations	(137,429,809)	193,448,493	6,609,720	41,907,663
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,179,642)	(60,227,886)	(689,127)	(799,229)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	58,659,306	1,131,466,475	32,466,571	234,850,361
Cost of shares redeemed	(431,050,348)	(904,599,644)	(33,886,248)	(157,770,277)
Net increase (decrease) in net assets resulting from share transactions	(372,391,042)	226,866,831	(1,419,677)	77,080,084
Net increase (decrease) in net assets	(549,000,493)	360,087,438	4,500,916	118,188,518
NET ASSETS:
Beginning of period	1,485,282,248	1,125,194,810	267,054,296	148,865,778
End of period	$936,281,755	$1,485,282,248	$271,555,212	$267,054,296
Undistributed net investment income at end of period	$4,728,972	$8,372,292	$1,085,496	$925,650
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,450,000	45,500,000	950,000	7,200,000
Shares redeemed	(18,450,000)	(36,700,000)	(1,000,000)	(4,750,000)
Net increase (decrease) in shares	(16,000,000)	8,800,000	(50,000)	2,450,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 65

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2015

	Guggenheim Spin-Off ETF (CSD)		Wilshire Micro-Cap ETF (WMCR)
	Six Months		Six Months
	Ended		Ended
	February 28, 2015	Year Ended	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014	(Unaudited)	August 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,941,266	$6,381,677	$154,705	$852,767
Net realized gain (loss) gain on investments	(13,192,955)	63,084,317	1,413,357	8,472,360
Net change in unrealized appreciation (depreciation) on investments	17,858,593	9,061,568	(1,114,120)	(3,517,754)
Net increase in net assets resulting from operations	8,606,904	78,527,562	453,942	5,807,373
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,500,800)	(1,321,750)	(584,578)	(556,162)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	49,865,415	744,993,595	2,700,285	16,954,737
Cost of shares redeemed	(148,253,607)	(481,751,976)	(24,469,199)	(18,516,596)
Net increase (decrease) in net assets resulting from share transactions	(98,388,192)	263,241,619	(21,768,914)	(1,561,859)
Net increase (decrease) in net assets	(98,282,088)	340,447,431	(21,899,550)	3,689,352
NET ASSETS:
Beginning of period	615,692,851	275,245,420	41,116,580	37,427,228
End of period	$517,410,763	$615,692,851	$19,217,030	$41,116,580
Undistributed net investment income at end of period	$2,981,883	$7,541,417	$33,228	$463,101
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	16,850,000	100,000	600,000
Shares redeemed	(3,300,000)	(10,850,000)	(900,000)	(700,000)
Net increase (decrease) in shares	(2,200,000)	6,000,000	(800,000)	(100,000)

See notes to financial statements.
66 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2015

	Wilshire
	US REIT ETF (WREI)
	Six Months
	Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2014
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$334,330	$558,753
Net realized gain on investments	577,212	412,501
Net change in unrealized appreciation on investments	949,428	2,257,783
Net increase in net assets resulting from operations	1,860,970	3,229,037
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(244,050)	(483,200)
Capital gains	(59,600)	(5,600)
Total distributions to shareholders	(303,650)	(488,800)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,472,248	5,814,146
Cost of shares redeemed	(2,214,017)	(3,556,679)
Net increase in net assets resulting from share transactions	258,231	2,257,467
Net increase in net assets	1,815,551	4,997,704
NET ASSETS:
Beginning of period	19,210,799	14,213,095
End of period	$21,026,350	$19,210,799
Undistributed net investment income at end of period	$90,719	$439
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000	150,000
Shares redeemed	(50,000)	(100,000)
Net increase in shares	—	50,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 67

FINANCIAL HIGHLIGHTS	February 28, 2015

EEB Guggenheim BRIC ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$37.98		$31.99	$33.86	$41.24	$40.04	$34.57
Income from investment operations:
Net investment income(a)	0.30		0.75	0.76	0.97	0.97	0.71
Net gain (loss) on investments (realized and unrealized)	(7.13)		6.10	(1.68)	(6.97)	1.09	5.27
Total from investment operations	(6.83)		6.85	(0.92)	(6.00)	2.06	5.98
Less distributions from:
Net investment income	(1.03)		(0.86)	(0.95)	(1.38)	(0.86)	(0.51)
Total distributions to shareholders	(1.03)		(0.86)	(0.95)	(1.38)	(0.86)	(0.51)
Net asset value, end of period	$30.12		$37.98	$31.99	$33.86	$41.24	$40.04
Market value, end of period	$30.21		$37.84	$31.92	$33.79	$41.17	$40.06
Total Return(b)
Net asset value	-17.85%		21.68%	-3.03%	-14.66%	4.92%	17.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$112,971		$180,427	$212,774	$333,568	$546,437	$1,077,197
Ratio to average net assets of:
Net investment income	1.86	%(d)	2.17%	2.21%	2.61%	2.15%	1.76%
Total expenses	0.69	%(d)	0.66%	0.64%	0.66%	0.65%	0.64%
Net expenses	0.64	%(d)	0.64%	0.64%	0.64%	0.64%	0.63%
Portfolio turnover rate(c)	14%		68%	12%	10%	15%	7%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
68 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2015

DEF Guggenheim Defensive Equity ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$38.95		$32.42	$29.23	$25.68	$22.03	$19.40
Income from investment operations:
Net investment income(a)	0.52		1.23	0.85	0.74	0.62	0.57
Net gain on investments (realized and unrealized)	0.19		6.09	3.09	3.19	3.42	2.62
Total from investment operations	0.71		7.32	3.94	3.93	4.04	3.19
Less distributions from:
Net investment income	(0.96)		(0.79)	(0.75)	(0.38)	(0.39)	(0.56)
Total distributions to shareholders	(0.96)		(0.79)	(0.75)	(0.38)	(0.39)	(0.56)
Net asset value, end of period	$38.70		$38.95	$32.42	$29.23	$25.68	$22.03
Market value, end of period	$38.71		$38.97	$32.41	$29.27	$25.70	$22.05
Total Return(b)
Net asset value	1.90%		22.90%	13.81%	15.39%	18.42%	16.62%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$230,259		$200,607	$124,830	$71,609	$26,962	$14,321
Ratio to average net assets of:
Net investment income	2.72	%(d)	3.47%	2.69%	2.68%	2.46%	2.72%
Total expenses	0.72	%(d)	0.74%	0.78%	0.85%	1.24%	1.42%
Net expenses	0.65	%(d)	0.66%	0.65%	0.65%	0.65%	0.65%
Portfolio turnover rate(c)	49%		87%	56%	27%	32%	35%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 69

FINANCIAL HIGHLIGHTS continued	February 28, 2015

NFO Guggenheim Insider Sentiment ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$49.25		$41.15	$34.05	$31.66	$25.56	$23.52
Income from investment operations:
Net investment income(a)	0.27		0.56	0.64	0.50	0.28	0.25
Net gain on investments (realized and unrealized)	0.96		7.98	7.06	2.43	6.02	2.07
Total from investment operations	1.23		8.54	7.70	2.93	6.30	2.32
Less distributions from:
Net investment income	(0.58)		(0.44)	(0.60)	(0.54)	(0.20)	(0.28)
Total distributions to shareholders	(0.58)		(0.44)	(0.60)	(0.54)	(0.20)	(0.28)
Net asset value, end of period	$49.90		$49.25	$41.15	$34.05	$31.66	$25.56
Market value, end of period	$49.94		$49.22	$41.09	$34.07	$31.64	$25.55
Total Return(b)
Net asset value	2.53%		20.80%	22.94%	9.45%	24.63%	9.83%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,699		$184,735	$131,700	$76,645	$194,764	$90,744
Ratio to average net assets of:
Net investment income	1.15	%(d)	1.21%	1.67%	1.55%	0.95%	0.95%
Total expenses	0.73	%(d)	0.74%	0.77%	0.78%	0.80%	0.83%
Net expenses	0.65	%(d)	0.66%	0.65%	0.65%	0.65%	0.65%
Portfolio turnover rate(c)	55%		106%	45%	89%	53%	65%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
70 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2015

CZA Guggenheim Mid-Cap Core ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013		Year Ended August 31, 2012	Year Ended August 31, 2011		Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$49.97		$40.44	$32.67		$28.59	$24.02		$20.63
Income from investment operations:
Net investment income(a)	0.25		0.41	0.72		0.33	0.29		0.20
Net gain on investments (realized and unrealized)	1.13		9.58	7.47		3.82	4.48		3.21
Total from investment operations	1.38		9.99	8.19		4.15	4.77		3.41
Less distributions from:
Net investment income	(0.37)		(0.46)	(0.42)		(0.07)	(0.20	(f)	(0.02)
Total distributions to shareholders	(0.37)		(0.46)	(0.42)		(0.07)	(0.20)		(0.02)
Net asset value, end of period	$50.98		$49.97	$40.44		$32.67	$28.59		$24.02
Market value, end of period	$51.04		$50.04	$40.48		$32.73	$28.57		$24.07
Total Return(b)
Net asset value	2.78%		24.81%	25.30%		14.54%	19.83%		16.53%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$152,928		$132,428	$88,977		$40,833	$18,580		$6,005
Ratio to average net assets of:
Net investment income	1.02	%(d)	0.89%	1.93%		1.08%	0.97%		0.85%
Total expenses	0.73	%(d)	0.73%	0.83	%(e)	1.01%	1.60	%(e)	3.34%
Net expenses	0.65	%(d)	0.66%	0.65	%(e)	0.65%	0.65	%(e)	0.65%
Portfolio turnover rate(c)	80%		175%	53%		63%	45%		74%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.03% for the year ended August 31, 2013 and 0.03% for the year ended August 31, 2011.

(f)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in less than a $0.01 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 71

FINANCIAL HIGHLIGHTS continued	February 28, 2015

CVY Guggenheim Multi-Asset Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$26.06		$23.34	$22.21	$20.44		$18.30		$16.37
Income from investment operations:
Net investment income(a)	0.73		1.38	1.32	1.03		0.92		0.78
Net gain (loss) on investments (realized and unrealized)	(3.15)		2.57	1.11	1.89		2.23		2.08
Total from investment operations	(2.42)		3.95	2.43	2.92		3.15		2.86
Less distributions from:
Net investment income	(0.80)		(1.23)	(1.30)	(0.98	)(c)	(0.87	)(b)	(0.69)
Return of capital	—		—	—	(0.17	)(c)	(0.14	)(b)	(0.24)
Total distributions to shareholders	(0.80)		(1.23)	(1.30)	(1.15)		(1.01)		(0.93)
Net asset value, end of period	$22.84		$26.06	$23.34	$22.21		$20.44		$18.30
Market value, end of period	$22.82		$26.05	$23.33	$22.24		$20.42		$18.31
Total Return(d)
Net asset value	-9.33%		17.29%	11.20%	14.91%		17.28%		17.82%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$936,282		$1,485,282	$1,125,195	$747,354		$436,377		$279,949
Ratio to average net assets of:
Net investment income	6.25	%(f)	5.54%	5.67%	4.92%		4.48%		4.36%
Total expenses(e)	0.71	%(f)	0.71%	0.72%	0.74%		0.77%		0.79%
Net expenses(e)	0.65	%(f)	0.66%	0.65%	0.65%		0.65%		0.65%
Portfolio turnover rate(g)	108%		180%	108%	113%		83%		97%

(a)	Based on average shares outstanding.

(b)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in a $0.07 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from return of capital.

(c)
Subsequent to August 31, 2012, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2012 financial reporting period. This resulted in a less than $0.01 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from return of capital.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.17%, 0.18%, 0.17%, 0.12%, 0.13%, and 0.19% for the six months ended February 28, 2015, and the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(f)	Annualized.

(g)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
72 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2015

RYJ Guggenheim Raymond James SB-1 Equity ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$35.26		$29.06	$22.60		$19.93	$15.96	$14.27
Income from investment operations:
Net investment income(a)	0.11		0.12	0.20		0.14	0.08	0.05
Net gain on investments (realized and unrealized)	0.82		6.19	6.34		2.56	3.89	1.64
Total from investment operations	0.93		6.31	6.54		2.70	3.97	1.69
Less distributions from:
Net investment income	(0.09)		(0.11)	(0.08)		(0.03)	—	—
Total distributions to shareholders	(0.09)		(0.11)	(0.08)		(0.03)	—	—
Net asset value, end of period	$36.10		$35.26	$29.06		$22.60	$19.93	$15.96
Market value, end of period	$36.14		$35.28	$29.08		$22.58	$19.92	$15.95
Total Return(b)
Net asset value	2.65%		21.75%	29.03%		13.56%	24.88%	11.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$271,555		$267,054	$148,866		$84,139	$68,212	$51,434
Ratio to average net assets of:
Net investment income	0.66	%(d)	0.36%	0.78%		0.65%	0.39%	0.29%
Total expenses	0.75	%(d)	0.76%	0.75	%(e)	0.75%	0.75%	0.72%
Net expenses	0.75	%(d)	0.76%	0.75	%(e)	0.75%	0.75%	0.72%
Portfolio turnover rate(c)	50%		114%	66%		63%	47%	48%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other business development companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.08% for the year ended August 31, 2013.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 73

FINANCIAL HIGHLIGHTS continued	February 28, 2015

CSD Guggenheim Spin-Off ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$46.47		$37.96	$26.54	$22.23	$18.88	$16.13
Income from investment operations:
Net investment income(a)	0.32		0.45	0.14	0.15	0.15	0.08
Net gain on investments (realized and unrealized)	0.77		8.15	11.36	4.27	3.31	3.01
Total from investment operations	1.09		8.60	11.50	4.42	3.46	3.09
Less distributions from:
Net investment income	(0.74)		(0.09)	(0.08)	(0.11)	(0.11)	(0.34)
Total distributions to shareholders	(0.74)		(0.09)	(0.08)	(0.11)	(0.11)	(0.34)
Net asset value, end of period	$46.82		$46.47	$37.96	$26.54	$22.23	$18.88
Market value, end of period	$46.85		$46.46	$38.01	$26.62	$22.22	$18.97
Total Return(b)
Net asset value	2.40%		22.65%	43.41%	19.96%	18.30%	19.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$517,411		$615,693	$275,245	$35,835	$17,785	$14,162
Ratio to average net assets of:
Net investment income	1.44	%(c)	1.00%	0.41%	0.60%	0.64%	0.40%
Total expenses	0.71	%(c)	0.72%	0.78%	1.02%	1.51%	1.57%
Net expenses	0.65	%(c)	0.66%	0.65%	0.65%	0.65%	0.65%
Portfolio turnover rate(d)	34%		81%	32%	77%	2%	46%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Annualized.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
74 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2015

WMCR Wilshire Micro-Cap ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Per Share Data:
Net asset value, beginning of period	$27.40		$23.38	$18.14	$16.38	$14.33	$14.19
Income from investment operations:
Net investment income(a)	0.22		0.46	0.36	0.25	0.24	0.25
Net gain on investments (realized and unrealized)	0.77		3.89	5.09	2.16	1.87	0.04
Total from investment operations	0.99		4.35	5.45	2.41	2.11	0.29
Less distributions from:
Net investment income	(0.97)		(0.33)	(0.21)	(0.65)	(0.06)	(0.15)
Total distributions to shareholders	(0.97)		(0.33)	(0.21)	(0.65)	(0.06)	(0.15)
Net asset value, end of period	$27.42		$27.40	$23.38	$18.14	$16.38	$14.33
Market value, end of period	$27.45		$27.31	$23.42	$18.06	$16.30	$14.38
Total Return(b)
Net asset value	3.71%		18.57%	30.32%	15.43%	14.67%	1.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,217		$41,117	$37,427	$16,339	$40,951	$4,311
Ratio to average net assets of:
Net investment income	1.65	%(d)	1.72%	1.71%	1.54%	1.27%	1.61%
Total expenses	0.50	%(d)	0.51%	0.50%	0.50%	0.50%	4.06%
Net expenses	0.50	%(d)	0.51%	0.50%	0.50%	0.50%	0.64%
Portfolio turnover rate(c)	16%		29%	27%	58%	37%	191%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 75

FINANCIAL HIGHLIGHTS continued	February 28, 2015

WREI Wilshire US REIT ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010(a)
Per Share Data:
Net asset value, beginning of period	$42.69		$35.53	$36.65	$31.78	$27.28	$25.28
Income from investment operations:
Net investment income(b)	0.77		1.34	1.19	1.07	1.00	0.45
Net gain (loss) on investments (realized and unrealized)	3.99		7.04	(1.27)	4.95	4.32	1.71
Total from investment operations	4.76		8.38	(0.08)	6.02	5.32	2.16
Less distributions from:
Net investment income	(0.57)		(1.21)	(0.88)	(0.77)	(0.63)	(0.09)
Capital gains	(0.15)		(0.01)	(0.16)	(0.04)	(0.18)	(0.07)
Return of capital	—		—	—	(0.34)	(0.01)	—
Total distributions to shareholders	(0.72)		(1.22)	(1.04)	(1.15)	(0.82)	(0.16)
Net asset value, end of period	$46.73		$42.69	$35.53	$36.65	$31.78	$27.28
Market Value, end of period	$46.64		$42.59	$35.69	$36.72	$31.63	$27.17
Total Return(c)
Net asset value	11.32%		24.08%	-0.30%	19.49%	19.62%	8.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,026		$19,211	$14,213	$18,327	$12,713	$5,455
Ratio to average net assets of:
Net investment income	3.13	%(e)	3.46%	3.17%	3.21%	3.17%	3.53%
Total expenses	0.29	%(e)	0.33%	0.32%	0.32%	0.32%	0.32%
Net expenses	0.29	%(e)	0.33%	0.32%	0.32%	0.32%	0.32%
Portfolio turnover rate(d)	3%		7%	12%	13%	12%	5%

(a)	Since commencement of operations: March 9, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. (b) Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.
76 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 28, 2015

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following nine portfolios have a semi-annual reporting period ended on February 28, 2015:

  Guggenheim BRIC ETF
  Guggenheim Defensive Equity ETF
  Guggenheim Insider Sentiment ETF
  Guggenheim Mid-Cap Core ETF
  Guggenheim Multi-Asset Income ETF
  Guggenheim Raymond James SB-1 Equity ETF
  Guggenheim Spin-Off ETF
  Wilshire Micro-Cap ETF
  Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select DR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire Micro-Cap ETF	Wilshire U.S. Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire U.S. Real Estate Investment Trust IndexSM

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/ dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translation in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BRIC ETF	Annual
Guggenheim Defensive Equity ETF	Annual
Guggenheim Insider Sentiment ETF	Annual
Guggenheim Mid-Cap Core ETF	Annual
Guggenheim Multi-Asset Income ETF	Quarterly
Guggenheim Raymond James SB-1 Equity ETF	Annual
Guggenheim Spin-Off ETF	Annual
Wilshire Micro-Cap ETF	Annual
Wilshire US REIT ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and

78 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of	Cash	Non-Cash	Total
Fund	Securities Loaned	Collateral	Collateral	Collateral
Guggenheim BRIC ETF	$5,818,986	$5,851,439	$148,379	$5,999,818
Guggenheim Defensive Equity ETF	25,724,174	26,040,668	320,462	26,361,130
Guggenheim Insider Sentiment ETF	16,413,410	16,833,584	—	16,833,584
Guggenheim Mid-Cap Core ETF	3,826,480	3,915,007	—	3,915,007
Guggenheim Multi-Asset Income ETF	145,916,574	149,626,190	1,037,762	150,663,952
Guggenheim Raymond James SB-1 Equity ETF	13,378,130	13,795,109	—	13,795,109
Guggenheim Spin-Off ETF	78,119,447	80,107,089	—	80,107,089
Wilshire Micro-Cap ETF	3,037,844	3,158,670	—	3,158,670
Wilshire US REIT ETF	111,692	114,135	—	114,135

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire Micro-Cap ETF	0.50%
Wilshire US REIT ETF	0.32%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services, RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended February 28, 2015, the following Funds recognized Fund Administration expenses as follows:

Fund	Fund Administration Expense
Guggenheim BRIC ETF	$19,121
Guggenheim Defensive Equity ETF	28,237
Guggenheim Insider Sentiment ETF	22,378
Guggenheim Mid-Cap Core ETF	18,450
Guggenheim Multi-Asset Income ETF	101,186
Guggenheim Spin-Off ETF	60,856

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Due to their unitary management fee structure Guggenheim Raymond James SB-1 Equity ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not charge a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Guggenheim Partners Investment Management, LLC (“GPIM”) acts as the sub-adviser for Wilshire US REIT ETF. In this capacity, GPIM directs the purchases and sales of Wilshire US REIT ETF’s investment securities.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF and Guggenheim Spin-Off ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.60% of average net assets per year, at least until December 31, 2017.

For the six months ended February 28, 2015, the Investment Adviser waived advisory fees as follows:

Fund	Advisory Fees Waived
Guggenheim BRIC ETF	$34,483
Guggenheim Defensive Equity ETF	75,652
Guggenheim Insider Sentiment ETF	68,357
Guggenheim Mid-Cap Core ETF	53,264
Guggenheim Multi-Asset Income ETF	323,017
Guggenheim Spin-Off ETF	163,018

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a quarterly basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The Bank of New York Mellon Corp.
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

80 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Guggenheim
BRIC ETF	$118,430,828	$—	$—	$118,430,828
Guggenheim
Defensive
Equity ETF	255,496,862	—	68,380	255,565,242
Guggenheim Insider
Sentiment ETF	181,125,814	—	—	181,125,814
Guggenheim
Mid-Cap Core ETF	156,348,732	—	—	156,348,732
Guggenheim
Multi-Asset
Income ETF	1,076,344,167	—	—	1,076,344,167
Guggenheim
Raymond James
SB-1 Equity ETF	285,097,853	—	—	285,097,853
Guggenheim
Spin-Off ETF	595,863,624	—	—	595,863,624
Wilshire Micro-Cap
ETF	22,292,946	—	2,021	22,294,967
Wilshire US REIT ETF	21,057,330	—	—	21,057,330

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 2/28/15	Technique	Inputs
Guggenheim
Defensive
Equity ETF	Right	$68,380	Model Price	Trade Price
Willshire			Discount to	100%
Micro-Cap ETF	Common Stock	0	Last Trade	Discount
Willshire
Micro-Cap ETF	Right	2,021	Model Price	Trade Price

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of February 28, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Wilshire Micro-Cap ETF
Transfer from Level 2 to Level 3	$1,328

During the period ended February 28, 2015, a security transferred to Level 3 from Level 2 as a result of contingent value rights not traded on a primary exchange.

Except for Wilshire Micro-Cap ETF, there were no transfers between levels for these Funds for the six months ended February 28, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Defensive Equity ETF
Beginning Balance	$—
Purchases	68,380
Ending Balance	$68,380
Willshire Micro-Cap ETF
Beginning Balance	$3,089
Realized Gain/Loss	(12,710)
Change in Unrealized Gain/Loss	(16,766)
Acquired through corporate actions	—
Purchases	28,339
Sales	(1,259)
Transfers Into Level 3	1,328
Ending Balance	$2,021

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 81

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

At February 28, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation )	(Depreciation )
Guggenheim BRIC ETF	$159,921,871	$16,513,886	$(58,004,929)	$(41,491,043)
Guggenheim Defensive Equity ETF	243,292,831	17,668,951	(5,396,540)	12,272,411
Guggenheim Insider Sentiment ETF	162,202,358	25,083,649	(6,160,193)	18,923,456
Guggenheim Mid-Cap Core ETF	142,138,902	15,990,977	(1,781,147)	14,209,830
Guggenheim Multi-Asset Income ETF	1,159,142,582	38,362,820	(121,161,235)	(82,798,415)
Guggenheim Raymond James SB-1 Equity ETF	256,213,987	38,550,531	(9,666,665)	28,883,866
Guggenheim Spin-Off ETF	555,567,632	71,600,937	(31,304,945)	40,295,992
Wilshire Micro-Cap ETF	23,462,691	2,193,897	(3,361,621)	(1,167,724)
Wilshire US REIT ETF	17,738,498	3,471,045	(152,213)	3,318,832

Tax components of accumulated earnings as of August 31, 2014 (the most recent fiscal year end for federal income tax purposes), were as follows:

			Undistributed
			Long Term
	Undistributed		Capital Gain
	Ordinary Income		(Accumulated	Unrealized
	(Accumulated		Capital &	Appreciation/
Fund	Ordinary Loss	)	Other Losses )	(Depreciation )
Guggenheim BRIC ETF	$3,422,367		$(262,017,719)	$(27,662,547)
Guggenheim Defensive
Equity ETF	3,138,177		(14,381,451)	16,265,338
Guggenheim Insider
Sentiment ETF	1,289,589		(48,643,659)	16,638,397
Guggenheim Mid-Cap Core ETF	560,034		(9,178,076)	10,092,814
Guggenheim Multi-Asset
Income ETF	11,371,300		(161,638,705)	46,175,818
Guggenheim Raymond
James SB-1 Equity ETF	687,109		(56,952,999)	20,022,801
Guggenheim Spin-Off ETF	6,366,522		(28,427,524)	22,437,400
Wilshire Micro-Cap ETF	467,087		(9,255,352)	(53,604)
Wilshire US REIT ETF	439		801	2,369,404

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2014 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions
	paid from	paid from
Fund	Ordinary Income	Capital Gains
Guggenheim BRIC ETF	$5,388,190	$—
Guggenheim Defensive Equity ETF	3,029,950	—
Guggenheim Insider Sentiment ETF	1,827,348	—
Guggenheim Mid-Cap Core ETF	1,142,500	—
Guggenheim Multi-Asset Income ETF	60,227,886	—
Guggenheim Raymond James SB-1 Equity ETF	799,229	—
Guggenheim Spin-Off ETF	1,321,750	—
Wilshire Micro-Cap ETF	556,162	—
Wilshire US REIT ETF	394,118	94,682

At August 31, 2014 (the most recent fiscal year end for federal income tax purposes), the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the

82 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

						Unlimited	Unlimited
	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term
Fund	Expires in 2015	Expires in 2016	Expires in 2017	Expires in 2018	Expires in 2019	Capital Loss	Capital Loss	Total
Guggenheim BRIC ETF	$—	$(551,160)	$(25,815,181)	$(106,144,759)	$(8,921,151)	$(864,863)	$(119,720,605)	$(262,017,719)
Guggenheim Defensive Equity ETF	—	(236,698)	(2,335,989)	(4,593,977)	(872,620)	(5,695,812)	(646,355)	(14,381,451)
Guggenheim Insider Sentiment ETF	(28,269)	(1,378,212)	(5,703,978)	(7,677,570)	(4,329,103)	(23,594,484)	(5,932,043)	(48,643,659)
Guggenheim Mid-Cap Core ETF	—	(121,302)	(1,079,147)	(1,005,926)	(345,781)	(6,625,920)	—	(9,178,076)
Guggenheim Multi-Asset Income ETF	—	(7,673,676)	(13,902,519)	(28,376,907)	(2,630,663)	(99,108,785)	(9,946,155)	(161,638,705)
Guggenheim Raymond James SB-1 Equity ETF	—	—	(26,988,436)	(20,004,904)	(2,213,777)	(6,690,991)	(1,054,891)	(56,952,999)
Guggenheim Spin-Off ETF	—	—	(2,455,977)	(6,166,420)	(617,814)	(16,401,911)	(2,785,402)	(28,427,524)
Wilshire Micro-Cap ETF	—	(1,756,992)	(5,409,759)	(1,844,181)	(244,420)	—	—	(9,255,352)
Wilshire US REIT ETF	—	—	—	—	—	—	—	—

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended August 31, 2014 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount
Guggenheim Raymond James SB-1 Equity ETF	$4,062,017
Wilshire Micro-Cap ETF	3,370,217

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 6 – Investment Transactions:
For the six months ended February 28, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim BRIC ETF	$19,366,011	$22,557,315
Guggenheim Defensive Equity ETF	102,594,426	104,984,781
Guggenheim Insider Sentiment ETF	91,763,302	92,815,670
Guggenheim Mid-Cap Core ETF	108,679,799	109,045,667
Guggenheim Multi-Asset Income ETF	1,261,169,685	1,248,156,729
Guggenheim Raymond James SB-1 Equity ETF	131,218,719	131,165,324
Guggenheim Spin-Off ETF	186,968,521	191,510,472
Wilshire Micro-Cap ETF	3,345,026	3,925,856
Wilshire US REIT ETF	614,942	582,490

For the six months ended February 28, 2015, in-kind transactions were as follows:

Fund	Purchases	Sales
Guggenheim BRIC ETF	$1,840,056	$32,757,502
Guggenheim Defensive Equity ETF	75,084,453	43,818,827
Guggenheim Insider Sentiment ETF	9,858,315	30,965,787
Guggenheim Mid-Cap Core ETF	56,389,487	38,099,409
Guggenheim Multi-Asset Income ETF	57,331,842	428,661,240
Guggenheim Raymond James SB-1 Equity ETF	32,430,558	33,563,329
Guggenheim Spin-Off ETF	49,760,418	147,192,227
Wilshire Micro-Cap ETF	2,784,863	24,287,163
Wilshire US REIT ETF	2,463,586	2,207,129

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $5,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 83

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2015

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to February 28, 2015, the Board of Trustees declared the following dividends payable on March 31, 2015 to shareholders of record on March 27, 2015. The dividend rates per share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.2824
Wilshire US REIT ETF	$0.2305

84 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	February 28, 2015

Federal Income Tax Information
In January 2016, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2015.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	Current: Midland Care, Inc. (2011- present)
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 85

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2015

Name, Address* and Year of Birth	Position(s) Held with Trust	Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present); Clear Spring Life Insurance Company (2015-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**	Each Trustee serves an indefinite term, until his successor is elected and qualified.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

86 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2015

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 87

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

TRUST INFORMATION	February 28, 2015

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairperson

Principal Executive Officers
Donald C. Cacciapaglia
Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark M. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer
Investment Adviser Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL Administrator Rydex Fund Services, LLC Rockville, MD
Accounting Agent,
Custodian
and Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

*
Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•    If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 91

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in total assets as of March 31, 2015. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Defensive Equity ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Raymond James SB-1 Equity ETF, Wilshire Micro-Cap ETF, Guggenheim Insider Sentiment ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Spin-Off ETF and Wilshire US REIT ETF’s portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Adrian Bachman, CFA. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim BRIC ETF’s portfolio are Michael P. Byrum, CFA, James R. King, CFA and Cindy Gao. Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst in ETF Portfolio Management of Guggenheim Investments and joined Guggenheim Investments in December of 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago. Mr. Bachman is a Portfolio Manager of Guggenheim Investments and joined Guggenheim in August of 2014. Mr. Bachman has a bachelor’s degree in finance and international business from the University of Maryland, College Park and has earned the Chartered Financial Analyst designation.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 29 separate exchange-traded “index funds” as of March 31, 2015. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the Fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800) 345-7999. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(04/15)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-001-SAR-0215

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

(b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:       /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   Chief Executive Officer

Date:   May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    Chief Executive Officer

Date:    May 7, 2015

By:       /s/ John L. Sullivan

Name:  John L. Sullivan

Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    May 7, 2015